File No. 33-14954
                                              File No. 811-5199
----------------------------------------------------------------
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549


                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
   Post-Effective Amendment No. 18                             [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]
   Amendment No. 20                                            [X]

                  STEINROE VARIABLE INVESTMENT TRUST
          (Exact Name of Registrant as Specified in Charter)

              One Financial Center, Boston, MA  02111
             (Address of Principal Executive Offices)
           Registrant's Telephone Number, Including Area Code:
                             (617) 722-6000

It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule
    485
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485


 Kevin M. Carome                     Cameron S. Avery
 Executive Vice President & Secy.    Bell, Boyd & Lloyd
 SteinRoe Variable Investment Trust  Three First National Plaza
 One Financial Center                70 W. Madison St., Suite 3300
 Boston, MA  02111                   Chicago, Illinois  60602
           (Name and Address of Agents for Service)


The Registrant has registered an indefinite number of shares of beneficial interest of all existing and subsequently created
Series of the Trust under the Securities Act of 1933 pursuant to Rule 24f-2.

                      STEINROE VARIABLE
                      INVESTMENT TRUST
                         PROSPECTUS


                         May 1, 2000

* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Small Company Growth Fund, Variable Series
* Stein Roe Mortgage Securities Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series


                           * * * *


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                           * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                           * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                 NOT FDIC-    MAY LOSE VALUE
                 INSURED      NO BANK GUARANTEE

THE TRUST........................................................3

THE FUNDS........................................................3
  Each Fund section contains the following information
  specific to that Fund:  investment goal, primary
  investment strategy, primary investment risks,
  and performance history
     Stein Roe Balanced Fund, Variable Series....................4
     Stein Roe Growth Stock Fund, Variable Series................7
     Stein Roe Small Company Growth Fund, Variable Series........9
     Stein Roe Mortgage Securities Fund, Variable Series........11
     Stein Roe Money Market Fund, Variable Series...............14

OTHER INVESTMENTS AND RISKS.....................................17

TRUST MANAGEMENT ORGANIZATIONS..................................19
     The Trustees...............................................19
     The Adviser: Stein Roe & Farnham Incorporated..............19
     Portfolio Managers.........................................19

FINANCIAL HIGHLIGHTS............................................21

SHAREHOLDER INFORMATION.........................................26

                            THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about all of the Funds in the Trust:


* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Small Company Growth Fund, Variable Series
* Stein Roe Mortgage Securities Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series


Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.



                           THE FUNDS

Defining Capitalization

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

INVESTMENT GOAL-STEIN ROE BALANCED FUND, VARIABLE SERIES

--------------------------------------------------------
Stein Roe Balanced Fund, Variable Series, seeks high total investment return.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that the portfolio manager believes can be sustained. He also may invest in a company because he believes its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25% of its assets in foreign stocks.

The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio manager believes that the securities are investment-grade quality. To select debt securities for the Fund, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.


The portfolio manager sets the Fund's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities


The Fund's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
30.00%
25.00%       27.93%                 25.43%
20.00%
15.00%                                   15.63% 16.82%
10.00%                                               12.54% 12.53%
 5.00%             7.53% 9.29%
 0.00%
-5.00% -0.69%                 -3.19%
       1990  1991  1992  1993  1994  1995  1996  1997 1998  1999
                    [ ] Balanced Fund
</BAR CHART>

Best quarter:  4th quarter 1999, +12.39%
Worst quarter:  3rd quarter 1990, -10.04%

                                         1 Year  5 Years  10 Years
Stein Roe Balanced Fund, Variable Series 12.53%   16.50%   11.99%
S&P 500 Index*                           21.03%   28.54%   18.19%
Lehman Brothers Government/Corporate
  Bond Index*                            -2.15%    7.61%    7.65%
________
*The S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index are unmanaged groups of stocks that differ from the Fund's composition; they are not available for direct investment.

INVESTMENT GOAL-STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Growth Stock Fund, Variable Series, seeks long-term growth of capital.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund invests primarily in the common stocks of companies with large market capitalizations. The Fund emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
60.00%
50.00%
40.00%       48.03%
30.00%                               37.73%    32.28%       36.94%
20.00%                                     21.28%       27.91%
10.00%
 0.00%             6.63%  4.97%
-10.00% -1.65%                 -6.35%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
               [ ] Growth Stock Fund
</BAR CHART>

Best quarter:  4th quarter 1998, +26.43%
Worst quarter:  3rd quarter 1990, -17.42%

                                     1 Year   5 Years   10 Years
Stein Roe Growth Stock Fund,
  Variable Series                    36.94%    31.08%    19.43%
S&P 500 Index*                       21.03%    28.54%    18.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOAL-STEIN ROE SMALL COMPANY GROWTH FUND, VARIABLE
SERIES
----------------------------------------------------------------
Stein Roe Small Company Growth Fund, Variable Series, seeks long-term growth of capital.

PRIMARY INVESTMENT STRATEGY
----------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are-or, in the portfolio manager's judgment, have the potential to be-a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks.

Small- and Medium-Cap Companies

The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P SmallCap 600 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
 60.00%
 40.00%                                                     48.02%
 20.00%      37.25%      35.68%      11.75% 26.94%
  0.00%            14.48%      1.19%              7.81%
-10.00% -8.91%
-20.00%                                                -17.30%
-40.00%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                  [ ] Small Company Growth Fund
</BAR CHART>

Best quarter:  4th quarter 1999, +35.39%
Worst quarter:  3rd quarter 1990, -21.18%

                                   1 Year    5 Years    10 Years
Stein Roe Small Company Growth
  Fund, Variable Series            48.02%     13.36%     13.91%
S&P SmallCap 600 Index*            12.41%     17.05%     13.04%
________
*The S&P SmallCap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOAL-STEIN ROE MORTGAGE SECURITIES FUND, VARIABLE
SERIES

----------------------------------------------------------------
Stein Roe Mortgage Securities Fund, Variable Series, seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
Stein Roe Mortgage Securities Fund, Variable Series, normally invests at least 65% of its assets in the following types of mortgage securities:

* agency pass-throughs,
* agency and whole-loan collateralized mortgage obligations
  (CMOs),
* mortgage-related (home equity, home improvement and manufactured housing) asset-backed securities, and
* commercial mortgage-backed securities.

To select investments for the Fund, the portfolio manager looks for securities within these sectors that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The portfolio manager usually focuses on securities rated AA or higher. However, the portfolio manager may invest in securities rated investment grade (BBB) or higher. The portfolio manager may also buy unrated securities if Stein Roe believes the security is comparable in quality to a security that is rated at least investment grade.

Types of Mortgage Securities

Mortgage securities represent ownership interest in large, diversified pools of individual home mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors. The monthly payments of principal and interest made by homeowners are in turn passed through to the mortgage investor.

The Fund invests in three major sectors of the mortgage securities universe. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable rate interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranch, depending upon the portfolio manager's judgment regarding which tranch at the time offers the best relative value.

Asset-backed securities are securities backed by various types of loans such as credit card, auto and home-equity loans. The Fund generally invests in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement and manufactured housing loans.

Commercial mortgage-backed securities are secured by loans to office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PRIMARY INVESTMENT RISKS
----------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Interest rate risk is the risk of a decline in the price of a mortgage security when interest rates rise. In general, if interest rates rise, mortgage security prices fall; and if interest rates fall, mortgage security prices rise. Interest rate risk is generally greater for securities with longer maturities. Changes in the values of securities will not affect the amount of income the Fund receives but will affect the value of the Fund's shares.

Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, early return of principal from prepayments must be reinvested at lower interest rates, reducing the expected total rate of return for mortgage securities. During periods of rising interest rates, mortgage securities have a high risk of declining in price. This is because higher rates lead to slower prepayments, effectively extending the expected maturity of the bond at a time when interest rates are rising. Prepayment risk applies to generally all mortgage securities, regardless of whether they represent interests in pools of fixed or adjustable interest rate loans. The potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility than other types of fixed income securities.


Because the Fund may invest in securities issued by private entities, it can at times be exposed to default risk. To protect against these risks, the securities generally have some type of credit enhancement, usually a senior/subordinated structure. The portfolio manager attempts to assure that the amount of credit enhancement in each holding subject to default is commensurate with the credit rating assigned from the rating agencies. There can be no assurance that the amount of credit support will be sufficient to fully cover losses stemming from defaults of the underlying loans.


Management risk, which exists in varying amounts in all mutual funds, refers to the possibility that the portfolio manager may fail to anticipate these movements or risks, or effectively execute the Fund's strategy.

PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the Lehman Mortgage-Backed Securities Index, a broad-based measure of market performance.
The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
20.00%
15.00%                                15.74%
10.00%       14.48%
 5.00%  9.10%       5.96% 6.26%                   9.04% 6.80%
 0.00%                                      4.70%           1.08%
-5.00%                         -1.47%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                 [ ] Mortgage Securities Fund
</BAR CHART>

Best quarter:  3rd quarter 1991, +5.13%
Worst quarter:  1st quarter 1994, -1.77%

                                 1 Year    5 Years    10 Years
Stein Roe Mortgage Securities
  Fund, Variable Series           1.08%     7.34%       7.04%
Lehman Mortgage-Backed
  Securities Index*               1.86%     7.98%       7.78%
________
*The Lehman Mortgage-Backed Securities Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOAL-STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Money Market Fund, Variable Series, seeks high current income, consistent with capital preservation and the maintenance of liquidity.


PRIMARY INVESTMENT STRATEGY
----------------------------------------------------------------
The Fund invests in a diversified portfolio of high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:


* Securities issued or guaranteed by the U.S. government or by its agencies.
* Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.
* Commercial paper of domestic or foreign issuers, including variable rate demand notes.
* Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Repurchase agreements.
* Other high-quality short-term obligations.


The Portfolio invests more than 25% of its total assets in securities of issuers in the financial services industry, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions

The Fund seeks to preserve the value of your investment at $1 per share.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

The primary risks of investing in the Fund are described below.
These risks could cause you to lose money by investing in the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions, or due to the financial condition of the company which has issued the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a security when interest rates increase or decrease. In general, if interest rates rise, securities prices fall; and if interest rates fall, securities prices rise. Changes in the values of securities usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Because of the policy of investing more than 25% of assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than competing funds by changes affecting that industry.

Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The chart is intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
10.00%
 8.00%
 6.00% 7.95%
 4.00%       5.99%                  5.62% 5.01% 5.18% 5.17% 4.79%
 2.00%             3.64% 2.78% 3.67%
 0.00%
       1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                        [ ] Money Market Fund
</BAR CHART>

Best quarter:  1st quarter 1990, +2.04%
Worst quarter: 3rd quarter 1993, +0.67%

                   OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes each Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Fund also may invest in other securities and use other investment techniques. A Fund may elect not to buy any of these other securities or use any of these other investment techniques. A Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about a Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in a Fund or could cause a Fund's total return to decrease. The SAI also contains a Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change a Fund's investment objective without shareholder approval.

Futures and Options

Balanced Fund uses futures to gain exposure to groups of stocks or individual issuers. The Fund uses futures to invest cash pending direct investments in stocks and to enhance their return. It also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Fund's fixed-income security holdings. The Fund uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

Short Sales

Balanced Fund and Small Company Growth Fund may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

Portfolio Turnover

The Funds do not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% (150% in the case of Small Company Growth Fund) under normal conditions. The Funds generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover increases transaction expenses, which reduce a Fund's return.


Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, a Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a defensive position.

                  TRUST MANAGEMENT ORGANIZATIONS

                           The Trustees

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

          The Adviser:  Stein Roe & Farnham Incorporated


Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1999, Stein Roe managed more than $30.1 billion in assets. For the 1999 fiscal year, the Trust paid Stein Roe management and administrative fees at the following annual rates of the average daily net assets of the specified Fund:

  Stein Roe Balanced Fund, Variable Series              0.60%
  Stein Roe Growth Stock Fund, Variable Series          0.65%
  Stein Roe Small Company Growth Fund, Variable Series 0.65% Stein Roe Mortgage Securities Fund, Variable Series 0.55%
  Stein Roe Money Market Fund, Variable Series          0.50%

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


                        Portfolio Managers

Stein Roe Balanced Fund, Variable Series. Harvey B. Hirschhorn has been portfolio manager of Balanced Fund since 1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist.

Stein Roe Growth Stock Fund, Variable Series. Erik P. Gustafson is portfolio manager of Growth Stock Fund and has managed Stein Roe Growth Stock Fund and Stein Roe Young Investor Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president.


Stein Roe Small Company Growth Fund, Variable Series. William M. Garrison has been portfolio manager of Small Company Growth Fund since October 1998. Mr. Garrison is a vice president of Stein Roe, which he joined in 1989. He has been an associate portfolio manager of the Stein Roe Balanced Fund since 1995 and has been an equity research analyst with Stein Roe since 1993.


Stein Roe Mortgage Securities Fund, Variable Series. William M. Wadden IV has been portfolio manager of the Mortgage Securities Fund since March 1998. Mr. Wadden has been a senior vice president of Stein Roe since 1995. From 1993 to 1995, he was an executive vice president of CSZ Asset Management, Inc.

Stein Roe Money Market Fund, Variable Series. Jane M. Naeseth has been portfolio manager of Money Market Fund since its inception. She has managed Stein Roe Cash Reserves Fund since 1980. Ms. Naeseth is a senior vice president of Stein Roe, which she joined in 1977.

                        FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the Funds' financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. This information is included in the Funds' financial statements, which, for the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the financial statements, are included in the Funds' annual report, which is available upon request. KPMG LLP audited the financial statements for the years 1995 through 1998. The Funds' total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

Stein Roe Balanced Fund, Variable Series

                                                    Years Ended December 31,
                                      -----------------------------------------------
                                        1999     1998       1997      1996      1995
-------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year    $ 17.14  $ 16.81    $ 16.28   $ 14.08   $ 12.18
                                      -------  -------    -------   -------   -------
Net investment income (a)                0.28     0.48       0.53      0.57      0.48
Net realized and unrealized gains
  on investments                         1.74     1.48       1.96      1.63      2.61
                                      -------  -------    -------   -------   -------
Total from investment operations         2.02     1.96       2.49      2.20      3.09
                                      -------  -------    -------   -------   -------
Less distributions:
From net investment income              (0.47)   (0.51)     (0.56)        -     (0.48)
From net realized gains                 (0.89)   (1.12)     (1.40)        -     (0.71)
                                      -------  -------    -------   -------   -------
Total distributions                     (1.36)   (1.63)     (1.96)        -     (1.19
                                      -------  -------    -------   -------   -------)
Net asset value, end of year          $ 17.80  $ 17.14    $ 16.81   $ 16.28   $ 14.08
                                      =======  =======    ======    =======   =======
Total return:
Total investment return (b)            12.53%    12.54%    16.82%    15.63%    25.43%
Ratios/supplemental data:
Net assets, end of year (000s)       $425,005  $361,823  $325,033  $299,184  $277,014
Ratio of expenses to average net
  assets (c)                          0.63%(d)    0.65%     0.66%      0.67%    0.66%
Ratio of net investment income
  to average net assets (c)           2.60%(d)    3.00%     3.18%      3.68%    3.12%
Portfolio turnover ratio                43%         61%       44%        76%      66%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

Stein Roe Growth Stock Fund, Variable Series

                                             Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 43.53   $ 36.13   $ 28.61   $ 23.59   $ 18.11
                                    -------   -------   -------   -------   -------
Net investment income (loss) (a)      (0.03)     0.08      0.10      0.13      0.15
Net realized and unrealized
  gains on investments                15.79      9.54      8.84      4.89      6.68
                                    -------   -------   -------   -------   -------
Total from investment operations      15.76      9.62      8.94      5.02      6.83
Less distributions:
From net investment income            (0.08)    (0.10)    (0.12)        -     (0.15)
                                    -------   -------   -------   -------   -------
From net realized gains               (1.28)    (2.12)    (1.30)        -     (1.20)
                                    -------   -------   -------   -------   -------
Total distributions                   (1.36)    (2.22)    (1.42)        -     (1.35)
                                    -------   -------   -------   -------   -------
Net asset value, end of year        $ 57.93   $ 43.53   $ 36.13   $ 28.61   $ 23.59
                                    =======   =======   =======   =======   =======
Total return:
Total investment return (b)          36.94%    27.91%    32.28%    21.28%    37.73%
Ratios/supplemental data:
Net assets, end of year (000s)     $403,836  $271,584  $213,399  $161,879  $136,834
Ratio of expenses to average
  net assets (c)                      0.67%     0.70%      0.71%    0.73%     0.74%
Ratio of net investment income
  (loss) to average net assets (c)   (0.05%)    0.21%      0.32%    0.49%     0.72%
Portfolio turnover ratio                70%       40%        28%      35%       41%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Stein Roe Small Company Growth Fund, Variable Series(a)

                                                Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998       1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 13.62   $ 18.00    $ 20.73   $ 16.33   $ 14.74
                                    -------   -------    -------   -------    ------
Net investment income (loss) (b)      (0.03)    (0.04)      0.01      0.04      0.04
Net realized and unrealized gains
  (losses) on investments              6.57     (2.77)      1.25      4.36      1.69
                                    -------   -------    -------   -------    ------
Total from investment operations       6.54     (2.81)      1.26      4.40      1.73
                                    -------   -------    -------   -------    ------
Less distributions:
Dividends from net investment income      -         -      (0.03)        -     (0.04)
Distributions from net realized
  gains on investments                    -     (1.57)     (3.96)        -     (0.10)
                                    -------   -------    -------   -------    ------
Total distributions                       -     (1.57)     (3.99)        -     (0.14)
                                    -------   -------    -------   -------    ------
Net asset value, end of year        $ 20.16   $ 13.62    $ 18.00   $ 20.73   $ 16.33
                                    =======   =======    =======   =======   =======
Total return:
Total investment return (c)          48.02%   (17.30)%     7.81%    26.94%    11.75%
Ratios/supplemental data:
Net assets, end of year (000s)     $139,849  $131,929   $200,590  $196,216  $143,248
Ratio of expenses to average
  net assets (d)                   0.72%(e)     0.75%      0.73%     0.75%     0.76%
Ratio of net investment gain
  (loss) to average net
  assets (d)                     (0.27)%(e)   (0.22)%      0.04%     0.20%     0.26%
Portfolio turnover ratio            110%         103%        93%       100%     132%

(a) The name of the Fund was changed on May 5, 1999, from Stein Roe Special Venture Fund, Variable Series.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of five basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

Stein Roe Mortgage Securities Fund, Variable Series

                                                Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 10.79   $ 10.73   $  9.84   $ 10.16   $  9.28
                                    -------   -------   -------   -------   -------
Net investment income (a)              0.66      0.55      0.68      0.78      0.57
Net realized and unrealized gains
  (losses) on investments             (0.55)     0.14      0.21     (0.30)     0.89
                                    -------   -------   -------   -------   -------
Total from investment operations       0.11      0.69      0.89      0.48      1.46
                                    -------   -------   -------   -------   -------
Less distributions:
Dividends from net investment income  (0.55)    (0.63)        -     (0.80)    (0.58)
                                    -------   -------   -------   -------   -------
Net asset value, end of year        $ 10.35   $ 10.79   $ 10.73   $  9.84   $ 10.16
                                    =======   =======   =======   =======   =======
Total return:
Total investment return (b)           1.08%     6.80%     9.04%     4.70%    15.74%
Ratios/supplemental data:
Net assets, end of year (000s)     $105,898   $96,693   $77,173   $76,009  $101,778
Ratio of expenses to average
  net assets (c)                   0.64%(d)     0.70%     0.70%   0.70%(e)    0.69%
Ratio of net investment income
  to average net assets (c)        6.29%(d)     5.91%     6.59%   6.71%(f)    6.76%
Portfolio turnover ratio (g)            28%        8%       29%     72%        112%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without reduction.
(e) If the Fund had paid all of its expenses and there had been no reimbursement from Stein Roe, this ratio would have been 0.72% for the year ended December 31, 1996.
(f) Computed giving effect to Stein Roe's expense limitation undertaking.
(g) Portfolio turnover includes dollar roll transactions.

Stein Roe Money Market Fund, Variable Series

                                                    Years Ended December 31,
                                    ------------------------------------------------------
                                       1999       1998       1997        1996       1995
-------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    --------   --------   --------   --------   --------
Net investment income (a)              0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Net realized and unrealized gains
  on investments                           -          -          -          -          -
                                    --------   --------   --------   --------   --------
Total from investment operations       0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Less distributions:
From net investment income            (0.047)    (0.050)    (0.050)    (0.049)    (0.055)
                                    --------   --------   --------   --------   --------
Net asset value, end of year        $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    ========   ========   ========   ========   ========
Total return:
Total investment return (b)            4.79%      5.17%      5.18%      5.01%      5.62%
Ratios/supplemental data:
Net assets, end of year (000s)      $170,539   $101,340   $67,137     $65,461    $64,992
Ratio of expenses to average
  net assets (c)                     0.52%(d)     0.62%      0.65%      0.65%      0.63%
Ratio of net investment income
  to average net assets (c)          4.75%(d)     4.99%      5.05%      4.90%      5.48%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

                   SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How a Fund's Share Price is Determined

Each Fund's share price is its NAV next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

Money Market Fund. The valuation of the Money Market Fund's securities is based on their amortized cost, which does not take into account unrealized gains or losses, in an attempt to maintain its NAV at $1 per share. The extent of any deviation between the Fund's NAV based upon market quotations or equivalents and $1 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Assets and securities of the Fund for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.

Other Funds. To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

Each Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than Money Market Fund. With respect to Money Market Fund, the dividends are declared daily and are reinvested monthly in shares of Money Market Fund at the NAV per share of $1. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Funds' investments in the Funds' semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over the last fiscal year.

You may wish to read the Funds' Statement of Additional
Information (SAI) for more information on a Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Funds by writing:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750


or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.


Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-05199

----------------------------------------------------------------

                      STEINROE VARIABLE
                      INVESTMENT TRUST
                         PROSPECTUS


                         May 1, 2000

* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Small Company Growth Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series


                            * * * *


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                            * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                            * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                 NOT FDIC-    MAY LOSE VALUE
                 INSURED      NO BANK GUARANTEE

THE TRUST.......................................................3

THE FUNDS.......................................................3
   Each Fund section contains the following information
   specific to that Fund:  investment goal, primary
   investment strategy, primary investment risks,
   and performance history
    Stein Roe Balanced Fund, Variable Series....................4
    Stein Roe Growth Stock Fund, Variable Series................7
    Stein Roe Small Company Growth Fund, Variable Series........9
    Stein Roe Money Market Fund, Variable Series...............11

OTHER INVESTMENTS AND RISKS....................................14

TRUST MANAGEMENT ORGANIZATIONS.................................16
    The Trustees...............................................16
    The Adviser: Stein Roe & Farnham Incorporated..............16
    Portfolio Managers.........................................16

FINANCIAL HIGHLIGHTS...........................................18

SHAREHOLDER INFORMATION........................................22

                            THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about the following Funds in the Trust:


* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Small Company Growth Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series


Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.




                            THE FUNDS

Defining Capitalization

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

INVESTMENT GOAL-STEIN ROE BALANCED FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Balanced Fund, Variable Series, seeks high total investment return.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that the portfolio manager believes can be sustained. He also may invest in a company because he believes its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25% of its assets in foreign stocks.

The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio manager believes that the securities are investment-grade quality. To select debt securities for the Fund, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.


The portfolio manager sets the Fund's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities


The Fund's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
30.00%
25.00%       27.93%                 25.43%
20.00%
15.00%                                   15.63% 16.82%
10.00%                                               12.54% 12.53%
 5.00%             7.53% 9.29%
 0.00%
-5.00% -0.69%                 -3.19%
       1990  1991  1992  1993  1994  1995  1996  1997 1998  1999
                    [ ] Balanced Fund
</BAR CHART>

Calendar-Year Total Returns
Best quarter:  4th quarter 1999, +12.39%
Worst quarter:  3rd quarter 1990, -10.04%

                                         1 Year  5 Years  10 Years
Stein Roe Balanced Fund, Variable Series 12.53%   16.50%   11.99%
S&P 500 Index*                           21.03%   28.54%   18.19%
Lehman Brothers Government/Corporate
  Bond Index*                            -2.15%    7.61%    7.65%
________
*The S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index are unmanaged groups of stocks that differ from the Fund's composition; they are not available for direct investment.

INVESTMENT GOAL-STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Growth Stock Fund, Variable Series, seeks long-term growth of capital.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund invests primarily in the common stocks of companies with large market capitalizations. The Fund emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
60.00%
50.00%
40.00%       48.03%
30.00%                               37.73%    32.28%       36.94%
20.00%                                     21.28%       27.91%
10.00%
 0.00%             6.63%  4.97%
-10.00% -1.65%                 -6.35%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
               [ ] Growth Stock Fund
</BAR CHART>

Best quarter:  4th quarter 1998, +26.43%
Worst quarter:  3rd quarter 1990, -17.42%

                                     1 Year   5 Years   10 Years
Stein Roe Growth Stock Fund,
  Variable Series                    36.94%    31.08%    19.43%
S&P 500 Index*                       21.03%    28.54%    18.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOAL-STEIN ROE SMALL COMPANY GROWTH FUND, VARIABLE
SERIES
----------------------------------------------------------------
Stein Roe Small Company Growth Fund, Variable Series, seeks long-term growth of capital.

PRIMARY INVESTMENT STRATEGY
----------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are-or, in the portfolio manager's judgment, have the potential to be-a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks.

Small- and Medium-Cap Companies

The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P SmallCap 600 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
 60.00%
 40.00%                                                     48.02%
 20.00%      37.25%      35.68%      11.75% 26.94%
  0.00%            14.48%      1.19%              7.81%
-10.00% -8.91%
-20.00%                                                -17.30%
-40.00%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                  [ ] Small Company Growth Fund
</BAR CHART>

Best quarter:  4th quarter 1999, +35.39%
Worst quarter:  3rd quarter 1990, -21.18%

                                   1 Year    5 Years    10 Years
Stein Roe Small Company Growth
  Fund, Variable Series            48.02%     13.36%     13.91%
S&P SmallCap 600 Index*            12.41%     17.05%     13.04%
________
*The S&P SmallCap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOAL-STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Money Market Fund, Variable Series, seeks high current income, consistent with capital preservation and the maintenance of liquidity.


PRIMARY INVESTMENT STRATEGY
----------------------------------------------------------------
The Fund invests in a diversified portfolio of high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:


* Securities issued or guaranteed by the U.S. government or by its agencies.
* Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.
* Commercial paper of domestic or foreign issuers, including variable rate demand notes.
* Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Repurchase agreements.
* Other high-quality short-term obligations.


The Portfolio invests more than 25% of its total assets in securities of issuers in the financial services industry, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions

The Fund seeks to preserve the value of your investment at $1 per share.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

The primary risks of investing in the Fund are described below.
These risks could cause you to lose money by investing in the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions, or due to the financial condition of the company which has issued the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a security when interest rates increase or decrease. In general, if interest rates rise, securities prices fall; and if interest rates fall, securities prices rise. Changes in the values of securities usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Because of the policy of investing more than 25% of assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than competing funds by changes affecting that industry.

Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The chart is intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
10.00%
 8.00%
 6.00% 7.95%
 4.00%       5.99%                  5.62% 5.01% 5.18% 5.17% 4.79%
 2.00%             3.64% 2.78% 3.67%
 0.00%
       1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                        [ ] Money Market Fund
</BAR CHART>

Best quarter:  1st quarter 1990, +2.04%
Worst quarter: 3rd quarter 1993, +0.67%

                   OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes each Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Fund also may invest in other securities and use other investment techniques. A Fund may elect not to buy any of these other securities or use any of these other investment techniques. A Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about a Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in a Fund or could cause a Fund's total return to decrease. The SAI also contains a Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change a Fund's investment objective without shareholder approval.

Futures and Options

Balanced Fund uses futures to gain exposure to groups of stocks or individual issuers. The Fund uses futures to invest cash pending direct investments in stocks and to enhance their return. It also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Fund's fixed-income security holdings. The Fund uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

Short Sales

Balanced Fund and Small Company Growth Fund may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

Portfolio Turnover

The Funds do not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% (150% in the case of Small Company Growth Fund) under normal conditions. The Funds generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover increases transaction expenses, which reduce a Fund's return.


Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, a Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a defensive position.

                  TRUST MANAGEMENT ORGANIZATIONS

                           The Trustees

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

            The Adviser:  Stein Roe & Farnham Incorporated


Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1999, Stein Roe managed more than $30.1 billion in assets. For the 1999 fiscal year, the Trust paid Stein Roe management and administrative fees at the following annual rates of the average daily net assets of the specified Fund:

  Stein Roe Balanced Fund, Variable Series              0.60%
  Stein Roe Growth Stock Fund, Variable Series          0.65%
  Stein Roe Small Company Growth Fund, Variable Series  0.65%
  Stein Roe Money Market Fund, Variable Series          0.50%

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


                        Portfolio Managers

Stein Roe Balanced Fund, Variable Series. Harvey B. Hirschhorn has been portfolio manager of Balanced Fund since 1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist.

Stein Roe Growth Stock Fund, Variable Series. Erik P. Gustafson is portfolio manager of Growth Stock Fund and has managed Stein Roe Growth Stock Fund and Stein Roe Young Investor Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president.


Stein Roe Small Company Growth Fund, Variable Series. William M. Garrison has been portfolio manager of Small Company Growth Fund since October 1998. Mr. Garrison is a vice president of Stein Roe, which he joined in 1989. He has been an associate portfolio manager of the Stein Roe Balanced Fund since 1995 and has been an equity research analyst with Stein Roe since 1993.


Stein Roe Money Market Fund, Variable Series. Jane M. Naeseth has been portfolio manager of Money Market Fund since its inception. She has managed Stein Roe Cash Reserves Fund since 1980. Ms. Naeseth is a senior vice president of Stein Roe, which she joined in 1977.

                        FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the Funds' financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. This information is included in the Funds' financial statements, which, for the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the financial statements, are included in the Funds' annual report, which is available upon request. KPMG LLP audited the financial statements for the years 1995 through 1998. The Funds' total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

Stein Roe Balanced Fund, Variable Series

                                                    Years Ended December 31,
                                      -----------------------------------------------
                                        1999     1998       1997      1996      1995
-------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year    $ 17.14  $ 16.81    $ 16.28   $ 14.08   $ 12.18
                                      -------  -------    -------   -------   -------
Net investment income (a)                0.28     0.48       0.53      0.57      0.48
Net realized and unrealized gains
  on investments                         1.74     1.48       1.96      1.63      2.61
                                      -------  -------    -------   -------   -------
Total from investment operations         2.02     1.96       2.49      2.20      3.09
                                      -------  -------    -------   -------   -------
Less distributions:
From net investment income              (0.47)   (0.51)     (0.56)        -     (0.48)
From net realized gains                 (0.89)   (1.12)     (1.40)        -     (0.71)
                                      -------  -------    -------   -------   -------
Total distributions                     (1.36)   (1.63)     (1.96)        -     (1.19
                                      -------  -------    -------   -------   -------)
Net asset value, end of year          $ 17.80  $ 17.14    $ 16.81   $ 16.28   $ 14.08
                                      =======  =======    ======    =======   =======
Total return:
Total investment return (b)            12.53%    12.54%    16.82%    15.63%    25.43%
Ratios/supplemental data:
Net assets, end of year (000s)       $425,005  $361,823  $325,033  $299,184  $277,014
Ratio of expenses to average net
  assets (c)                          0.63%(d)    0.65%     0.66%      0.67%    0.66%
Ratio of net investment income
  to average net assets (c)           2.60%(d)    3.00%     3.18%      3.68%    3.12%
Portfolio turnover ratio                43%         61%       44%        76%      66%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

Stein Roe Growth Stock Fund, Variable Series

                                             Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 43.53   $ 36.13   $ 28.61   $ 23.59   $ 18.11
                                    -------   -------   -------   -------   -------
Net investment income (loss) (a)      (0.03)     0.08      0.10      0.13      0.15
Net realized and unrealized
  gains on investments                15.79      9.54      8.84      4.89      6.68
                                    -------   -------   -------   -------   -------
Total from investment operations      15.76      9.62      8.94      5.02      6.83
Less distributions:
From net investment income            (0.08)    (0.10)    (0.12)        -     (0.15)
                                    -------   -------   -------   -------   -------
From net realized gains               (1.28)    (2.12)    (1.30)        -     (1.20)
                                    -------   -------   -------   -------   -------
Total distributions                   (1.36)    (2.22)    (1.42)        -     (1.35)
                                    -------   -------   -------   -------   -------
Net asset value, end of year        $ 57.93   $ 43.53   $ 36.13   $ 28.61   $ 23.59
                                    =======   =======   =======   =======   =======
Total return:
Total investment return (b)          36.94%    27.91%    32.28%    21.28%    37.73%
Ratios/supplemental data:
Net assets, end of year (000s)     $403,836  $271,584  $213,399  $161,879  $136,834
Ratio of expenses to average
  net assets (c)                      0.67%     0.70%      0.71%    0.73%     0.74%
Ratio of net investment income
  (loss) to average net assets (c)   (0.05%)    0.21%      0.32%    0.49%     0.72%
Portfolio turnover ratio                70%       40%        28%      35%       41%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Stein Roe Small Company Growth Fund, Variable Series(a)

                                                Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998       1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 13.62   $ 18.00    $ 20.73   $ 16.33   $ 14.74
                                    -------   -------    -------   -------    ------
Net investment income (loss) (b)      (0.03)    (0.04)      0.01      0.04      0.04
Net realized and unrealized gains
  (losses) on investments              6.57     (2.77)      1.25      4.36      1.69
                                    -------   -------    -------   -------    ------
Total from investment operations       6.54     (2.81)      1.26      4.40      1.73
                                    -------   -------    -------   -------    ------
Less distributions:
Dividends from net investment income      -         -      (0.03)        -     (0.04)
Distributions from net realized
  gains on investments                    -     (1.57)     (3.96)        -     (0.10)
                                    -------   -------    -------   -------    ------
Total distributions                       -     (1.57)     (3.99)        -     (0.14)
                                    -------   -------    -------   -------    ------
Net asset value, end of year        $ 20.16   $ 13.62    $ 18.00   $ 20.73   $ 16.33
                                    =======   =======    =======   =======   =======
Total return:
Total investment return (c)          48.02%   (17.30)%     7.81%    26.94%    11.75%
Ratios/supplemental data:
Net assets, end of year (000s)     $139,849  $131,929   $200,590  $196,216  $143,248
Ratio of expenses to average
  net assets (d)                   0.72%(e)     0.75%      0.73%     0.75%     0.76%
Ratio of net investment gain
  (loss) to average net
  assets (d)                     (0.27)%(e)   (0.22)%      0.04%     0.20%     0.26%
Portfolio turnover ratio            110%         103%        93%       100%     132%

(a) The name of the Fund was changed on May 5, 1999, from Stein Roe Special Venture Fund, Variable Series.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of five basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

Stein Roe Money Market Fund, Variable Series

                                                    Years Ended December 31,
                                    ------------------------------------------------------
                                       1999       1998       1997        1996       1995
-------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    --------   --------   --------   --------   --------
Net investment income (a)              0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Net realized and unrealized gains
  on investments                           -          -          -          -          -
                                    --------   --------   --------   --------   --------
Total from investment operations       0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Less distributions:
From net investment income            (0.047)    (0.050)    (0.050)    (0.049)    (0.055)
                                    --------   --------   --------   --------   --------
Net asset value, end of year        $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    ========   ========   ========   ========   ========
Total return:
Total investment return (b)            4.79%      5.17%      5.18%      5.01%      5.62%
Ratios/supplemental data:
Net assets, end of year (000s)      $170,539   $101,340   $67,137     $65,461    $64,992
Ratio of expenses to average
  net assets (c)                     0.52%(d)     0.62%      0.65%      0.65%      0.63%
Ratio of net investment income
  to average net assets (c)          4.75%(d)     4.99%      5.05%      4.90%      5.48%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

                   SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How a Fund's Share Price is Determined

Each Fund's share price is its NAV next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

Money Market Fund. The valuation of the Money Market Fund's securities is based on their amortized cost, which does not take into account unrealized gains or losses, in an attempt to maintain its NAV at $1 per share. The extent of any deviation between the Fund's NAV based upon market quotations or equivalents and $1 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Assets and securities of the Fund for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.

Other Funds. To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

Each Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than Money Market Fund. With respect to Money Market Fund, the dividends are declared daily and are reinvested monthly in shares of Money Market Fund at the NAV per share of $1. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Funds' investments in the Funds' semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over the last fiscal year.

You may wish to read the Funds' Statement of Additional
Information (SAI) for more information on a Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Funds by writing:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750


or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.


Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-05199

--------------------------------------------------------------

                      STEINROE VARIABLE
                      INVESTMENT TRUST
                         PROSPECTUS


                         May 1, 2000


* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Mortgage Securities Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series

                         * * * *


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                         * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                         * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                 NOT FDIC-    MAY LOSE VALUE
                 INSURED      NO BANK GUARANTEE

THE TRUST.......................................................3

THE FUNDS.......................................................3
  Each Fund section contains the following information
  specific to that Fund: investment goal, primary
  investment strategy, primary investment risks,
  and performance history
    Stein Roe Balanced Fund, Variable Series....................4
    Stein Roe Growth Stock Fund, Variable Series................7
    Stein Roe Mortgage Securities Fund, Variable Series.........9
    Stein Roe Money Market Fund, Variable Series...............12

OTHER INVESTMENTS AND RISKS....................................15

TRUST MANAGEMENT ORGANIZATIONS.................................17
    The Trustees...............................................17
    The Adviser: Stein Roe & Farnham Incorporated..............17
    Portfolio Managers.........................................17

FINANCIAL HIGHLIGHTS...........................................19

SHAREHOLDER INFORMATION........................................23

                            THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about the following Funds in the Trust:

* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Mortgage Securities Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series

Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.



                              THE FUNDS

Defining Capitalization

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

INVESTMENT GOAL-STEIN ROE BALANCED FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Balanced Fund, Variable Series, seeks high total investment return.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that the portfolio manager believes can be sustained. He also may invest in a company because he believes its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25% of its assets in foreign stocks.

The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio manager believes that the securities are investment-grade quality. To select debt securities for the Fund, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.


The portfolio manager sets the Fund's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities


The Fund's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
30.00%
25.00%       27.93%                 25.43%
20.00%
15.00%                                   15.63% 16.82%
10.00%                                               12.54% 12.53%
 5.00%             7.53% 9.29%
 0.00%
-5.00% -0.69%                 -3.19%
       1990  1991  1992  1993  1994  1995  1996  1997 1998  1999
                    [ ] Balanced Fund
</BAR CHART>

Best quarter:  4th quarter 1999, +12.39%
Worst quarter:  3rd quarter 1990, -10.04%

                                         1 Year  5 Years  10 Years
Stein Roe Balanced Fund, Variable Series 12.53%   16.50%   11.99%
S&P 500 Index*                           21.03%   28.54%   18.19%
Lehman Brothers Government/Corporate
  Bond Index*                            -2.15%    7.61%    7.65%
________
*The S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index are unmanaged groups of stocks that differ from the Fund's composition; they are not available for direct investment.

INVESTMENT GOAL-STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Growth Stock Fund, Variable Series, seeks long-term growth of capital.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund invests primarily in the common stocks of companies with large market capitalizations. The Fund emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
60.00%
50.00%
40.00%       48.03%
30.00%                               37.73%    32.28%       36.94%
20.00%                                     21.28%       27.91%
10.00%
 0.00%             6.63%  4.97%
-10.00% -1.65%                 -6.35%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
               [ ] Growth Stock Fund
</BAR CHART>

Best quarter:  4th quarter 1998, +26.43%
Worst quarter:  3rd quarter 1990, -17.42%

                                     1 Year   5 Years   10 Years
Stein Roe Growth Stock Fund,
  Variable Series                    36.94%    31.08%    19.43%
S&P 500 Index*                       21.03%    28.54%    18.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOAL-STEIN ROE MORTGAGE SECURITIES FUND, VARIABLE
SERIES

----------------------------------------------------------------
Stein Roe Mortgage Securities Fund, Variable Series, seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
Stein Roe Mortgage Securities Fund, Variable Series, normally invests at least 65% of its assets in the following types of mortgage securities:

* agency pass-throughs,
* agency and whole-loan collateralized mortgage obligations
  (CMOs),
* mortgage-related (home equity, home improvement and manufactured housing) asset-backed securities, and
* commercial mortgage-backed securities.

To select investments for the Fund, the portfolio manager looks for securities within these sectors that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The portfolio manager usually focuses on securities rated AA or higher. However, the portfolio manager may invest in securities rated investment grade (BBB) or higher. The portfolio manager may also buy unrated securities if Stein Roe believes the security is comparable in quality to a security that is rated at least investment grade.

Types of Mortgage Securities

Mortgage securities represent ownership interest in large, diversified pools of individual home mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors. The monthly payments of principal and interest made by homeowners are in turn passed through to the mortgage investor.

The Fund invests in three major sectors of the mortgage securities universe. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable rate interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranch, depending upon the portfolio manager's judgment regarding which tranch at the time offers the best relative value.

Asset-backed securities are securities backed by various types of loans such as credit card, auto and home-equity loans. The Fund generally invests in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement and manufactured housing loans.

Commercial mortgage-backed securities are secured by loans to office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PRIMARY INVESTMENT RISKS
----------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Interest rate risk is the risk of a decline in the price of a mortgage security when interest rates rise. In general, if interest rates rise, mortgage security prices fall; and if interest rates fall, mortgage security prices rise. Interest rate risk is generally greater for securities with longer maturities. Changes in the values of securities will not affect the amount of income the Fund receives but will affect the value of the Fund's shares.

Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, early return of principal from prepayments must be reinvested at lower interest rates, reducing the expected total rate of return for mortgage securities. During periods of rising interest rates, mortgage securities have a high risk of declining in price. This is because higher rates lead to slower prepayments, effectively extending the expected maturity of the bond at a time when interest rates are rising. Prepayment risk applies to generally all mortgage securities, regardless of whether they represent interests in pools of fixed or adjustable interest rate loans. The potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility than other types of fixed income securities.


Because the Fund may invest in securities issued by private entities, it can at times be exposed to default risk. To protect against these risks, the securities generally have some type of credit enhancement, usually a senior/subordinated structure. The portfolio manager attempts to assure that the amount of credit enhancement in each holding subject to default is commensurate with the credit rating assigned from the rating agencies. There can be no assurance that the amount of credit support will be sufficient to fully cover losses stemming from defaults of the underlying loans.


Management risk, which exists in varying amounts in all mutual funds, refers to the possibility that the portfolio manager may fail to anticipate these movements or risks, or effectively execute the Fund's strategy.

PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the Lehman Mortgage-Backed Securities Index, a broad-based measure of market performance.
The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
20.00%
15.00%                                15.74%
10.00%       14.48%
 5.00%  9.10%       5.96% 6.26%                   9.04% 6.80%
 0.00%                                      4.70%           1.08%
-5.00%                         -1.47%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                 [ ] Mortgage Securities Fund
</BAR CHART>

Best quarter:  3rd quarter 1991, +5.13%
Worst quarter:  1st quarter 1994, -1.77%

                                 1 Year    5 Years    10 Years
Stein Roe Mortgage Securities
  Fund, Variable Series           1.08%     7.34%       7.04%
Lehman Mortgage-Backed
  Securities Index*               1.86%     7.98%       7.78%
________
*The Lehman Mortgage-Backed Securities Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOAL-STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Money Market Fund, Variable Series, seeks high current income, consistent with capital preservation and the maintenance of liquidity.


PRIMARY INVESTMENT STRATEGY
----------------------------------------------------------------
The Fund invests in a diversified portfolio of high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:


* Securities issued or guaranteed by the U.S. government or by its agencies.
* Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.
* Commercial paper of domestic or foreign issuers, including variable rate demand notes.
* Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Repurchase agreements.
* Other high-quality short-term obligations.


The Portfolio invests more than 25% of its total assets in securities of issuers in the financial services industry, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions

The Fund seeks to preserve the value of your investment at $1 per share.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

The primary risks of investing in the Fund are described below.
These risks could cause you to lose money by investing in the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions, or due to the financial condition of the company which has issued the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a security when interest rates increase or decrease. In general, if interest rates rise, securities prices fall; and if interest rates fall, securities prices rise. Changes in the values of securities usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Because of the policy of investing more than 25% of assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than competing funds by changes affecting that industry.

Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The chart is intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
10.00%
 8.00%
 6.00% 7.95%
 4.00%       5.99%                  5.62% 5.01% 5.18% 5.17% 4.79%
 2.00%             3.64% 2.78% 3.67%
 0.00%
       1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                        [ ] Money Market Fund
</BAR CHART>

Best quarter:  1st quarter 1990, +2.04%
Worst quarter: 3rd quarter 1993, +0.67%

                   OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes each Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Fund also may invest in other securities and use other investment techniques. A Fund may elect not to buy any of these other securities or use any of these other investment techniques. A Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about a Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in a Fund or could cause a Fund's total return to decrease. The SAI also contains a Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change a Fund's investment objective without shareholder approval.

Futures and Options

Balanced Fund uses futures to gain exposure to groups of stocks or individual issuers. The Fund uses futures to invest cash pending direct investments in stocks and to enhance their return. It also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Fund's fixed-income security holdings. The Fund uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

Short Sales

Balanced Fund may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

Portfolio Turnover

The Funds do not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover increases transaction expenses, which reduce a Fund's return.


Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, a Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a defensive position.

                  TRUST MANAGEMENT ORGANIZATIONS

                           The Trustees

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

         The Adviser:  Stein Roe & Farnham Incorporated


Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1999, Stein Roe managed more than $30.1 billion in assets. For the 1999 fiscal year, the Trust paid Stein Roe management and administrative fees at the following annual rates of the average daily net assets of the specified Fund:


  Stein Roe Balanced Fund, Variable Series               0.60%
  Stein Roe Growth Stock Fund, Variable Series           0.65%
  Stein Roe Mortgage Securities Fund, Variable Series    0.55%
  Stein Roe Money Market Fund, Variable Series           0.50%


Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


                        Portfolio Managers

Stein Roe Balanced Fund, Variable Series. Harvey B. Hirschhorn has been portfolio manager of Balanced Fund since 1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist.

Stein Roe Growth Stock Fund, Variable Series. Erik P. Gustafson is portfolio manager of Growth Stock Fund and has managed Stein Roe Growth Stock Fund and Stein Roe Young Investor Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president.

Stein Roe Mortgage Securities Fund, Variable Series. William M. Wadden IV has been portfolio manager of the Mortgage Securities Fund since March 1998. Mr. Wadden has been a senior vice president of Stein Roe since 1995. From 1993 to 1995, he was an executive vice president of CSZ Asset Management, Inc.

Stein Roe Money Market Fund, Variable Series. Jane M. Naeseth has been portfolio manager of Money Market Fund since its inception. She has managed Stein Roe Cash Reserves Fund since 1980. Ms. Naeseth is a senior vice president of Stein Roe, which she joined in 1977.

                        FINANCIAL HIGHLIGHTS


The financial highlights tables that follow are intended to help you understand the Funds' financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. This information is included in the Funds' financial statements, which, for the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the financial statements, are included in the Funds' annual report, which is available upon request. KPMG LLP audited the financial statements for the years 1995 through 1998. The Funds' total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

Stein Roe Balanced Fund, Variable Series

                                                    Years Ended December 31,
                                      -----------------------------------------------
                                        1999     1998       1997      1996      1995
-------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year    $ 17.14  $ 16.81    $ 16.28   $ 14.08   $ 12.18
                                      -------  -------    -------   -------   -------
Net investment income (a)                0.28     0.48       0.53      0.57      0.48
Net realized and unrealized gains
  on investments                         1.74     1.48       1.96      1.63      2.61
                                      -------  -------    -------   -------   -------
Total from investment operations         2.02     1.96       2.49      2.20      3.09
                                      -------  -------    -------   -------   -------
Less distributions:
From net investment income              (0.47)   (0.51)     (0.56)        -     (0.48)
From net realized gains                 (0.89)   (1.12)     (1.40)        -     (0.71)
                                      -------  -------    -------   -------   -------
Total distributions                     (1.36)   (1.63)     (1.96)        -     (1.19
                                      -------  -------    -------   -------   -------)
Net asset value, end of year          $ 17.80  $ 17.14    $ 16.81   $ 16.28   $ 14.08
                                      =======  =======    ======    =======   =======
Total return:
Total investment return (b)            12.53%    12.54%    16.82%    15.63%    25.43%
Ratios/supplemental data:
Net assets, end of year (000s)       $425,005  $361,823  $325,033  $299,184  $277,014
Ratio of expenses to average net
  assets (c)                          0.63%(d)    0.65%     0.66%      0.67%    0.66%
Ratio of net investment income
  to average net assets (c)           2.60%(d)    3.00%     3.18%      3.68%    3.12%
Portfolio turnover ratio                43%         61%       44%        76%      66%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

Stein Roe Growth Stock Fund, Variable Series

                                             Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 43.53   $ 36.13   $ 28.61   $ 23.59   $ 18.11
                                    -------   -------   -------   -------   -------
Net investment income (loss) (a)      (0.03)     0.08      0.10      0.13      0.15
Net realized and unrealized
  gains on investments                15.79      9.54      8.84      4.89      6.68
                                    -------   -------   -------   -------   -------
Total from investment operations      15.76      9.62      8.94      5.02      6.83
Less distributions:
From net investment income            (0.08)    (0.10)    (0.12)        -     (0.15)
                                    -------   -------   -------   -------   -------
From net realized gains               (1.28)    (2.12)    (1.30)        -     (1.20)
                                    -------   -------   -------   -------   -------
Total distributions                   (1.36)    (2.22)    (1.42)        -     (1.35)
                                    -------   -------   -------   -------   -------
Net asset value, end of year        $ 57.93   $ 43.53   $ 36.13   $ 28.61   $ 23.59
                                    =======   =======   =======   =======   =======
Total return:
Total investment return (b)          36.94%    27.91%    32.28%    21.28%    37.73%
Ratios/supplemental data:
Net assets, end of year (000s)     $403,836  $271,584  $213,399  $161,879  $136,834
Ratio of expenses to average
  net assets (c)                      0.67%     0.70%      0.71%    0.73%     0.74%
Ratio of net investment income
  (loss) to average net assets (c)   (0.05%)    0.21%      0.32%    0.49%     0.72%
Portfolio turnover ratio                70%       40%        28%      35%       41%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Stein Roe Mortgage Securities Fund, Variable Series

                                                Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 10.79   $ 10.73   $  9.84   $ 10.16   $  9.28
                                    -------   -------   -------   -------   -------
Net investment income (a)              0.66      0.55      0.68      0.78      0.57
Net realized and unrealized gains
  (losses) on investments             (0.55)     0.14      0.21     (0.30)     0.89
                                    -------   -------   -------   -------   -------
Total from investment operations       0.11      0.69      0.89      0.48      1.46
                                    -------   -------   -------   -------   -------
Less distributions:
Dividends from net investment income  (0.55)    (0.63)        -     (0.80)    (0.58)
                                    -------   -------   -------   -------   -------
Net asset value, end of year        $ 10.35   $ 10.79   $ 10.73   $  9.84   $ 10.16
                                    =======   =======   =======   =======   =======
Total return:
Total investment return (b)           1.08%     6.80%     9.04%     4.70%    15.74%
Ratios/supplemental data:
Net assets, end of year (000s)     $105,898   $96,693   $77,173   $76,009  $101,778
Ratio of expenses to average
  net assets (c)                   0.64%(d)     0.70%     0.70%   0.70%(e)    0.69%
Ratio of net investment income
  to average net assets (c)        6.29%(d)     5.91%     6.59%   6.71%(f)    6.76%
Portfolio turnover ratio (g)            28%        8%       29%     72%        112%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without reduction.
(e) If the Fund had paid all of its expenses and there had been no reimbursement from Stein Roe, this ratio would have been 0.72% for the year ended December 31, 1996.
(f) Computed giving effect to Stein Roe's expense limitation undertaking.
(g) Portfolio turnover includes dollar roll transactions.

Stein Roe Money Market Fund, Variable Series

                                                    Years Ended December 31,
                                    ------------------------------------------------------
                                       1999       1998       1997        1996       1995
-------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    --------   --------   --------   --------   --------
Net investment income (a)              0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Net realized and unrealized gains
  on investments                           -          -          -          -          -
                                    --------   --------   --------   --------   --------
Total from investment operations       0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Less distributions:
From net investment income            (0.047)    (0.050)    (0.050)    (0.049)    (0.055)
                                    --------   --------   --------   --------   --------
Net asset value, end of year        $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    ========   ========   ========   ========   ========
Total return:
Total investment return (b)            4.79%      5.17%      5.18%      5.01%      5.62%
Ratios/supplemental data:
Net assets, end of year (000s)      $170,539   $101,340   $67,137     $65,461    $64,992
Ratio of expenses to average
  net assets (c)                     0.52%(d)     0.62%      0.65%      0.65%      0.63%
Ratio of net investment income
  to average net assets (c)          4.75%(d)     4.99%      5.05%      4.90%      5.48%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

                   SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How a Fund's Share Price is Determined

Each Fund's share price is its NAV next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

Money Market Fund. The valuation of the Money Market Fund's securities is based on their amortized cost, which does not take into account unrealized gains or losses, in an attempt to maintain its NAV at $1 per share. The extent of any deviation between the Fund's NAV based upon market quotations or equivalents and $1 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Assets and securities of the Fund for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.

Other Funds. To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

Each Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than Money Market Fund. With respect to Money Market Fund, the dividends are declared daily and are reinvested monthly in shares of Money Market Fund at the NAV per share of $1. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Funds' investments in the Funds' semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over the last fiscal year.

You may wish to read the Funds' Statement of Additional
Information (SAI) for more information on a Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Funds by writing:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750


or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.


Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-05199

--------------------------------------------------------------

                      STEINROE VARIABLE
                      INVESTMENT TRUST
                         PROSPECTUS


                         May 1, 2000


        * Stein Roe Balanced Fund, Variable Series

                           * * * *


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                           * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                           * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                 NOT FDIC-    MAY LOSE VALUE
                 INSURED      NO BANK GUARANTEE

THE TRUST..................................................3

THE FUND...................................................4
    Investment Goal........................................4
    Primary Investment Strategy............................4
    Primary Investment Risks...............................4
    Performance History....................................5

OTHER INVESTMENTS AND RISKS................................7

TRUST MANAGEMENT ORGANIZATIONS.............................8
    The Trustees...........................................8
    The Adviser: Stein Roe & Farnham Incorporated..........8
    Portfolio Manager......................................8

FINANCIAL HIGHLIGHTS.......................................9

SHAREHOLDER INFORMATION...................................10

                            THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Stein Roe Balanced Fund, Variable Series. Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.

                          THE FUND

Defining Capitalization

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.



INVESTMENT GOAL-STEIN ROE BALANCED FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Balanced Fund, Variable Series, seeks high total investment return.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that the portfolio manager believes can be sustained. He also may invest in a company because he believes its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25% of its assets in foreign stocks.

The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio manager believes that the securities are investment-grade quality. To select debt securities for the Fund, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.


The portfolio manager sets the Fund's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities


The Fund's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
30.00%
25.00%       27.93%                 25.43%
20.00%
15.00%                                   15.63% 16.82%
10.00%                                               12.54% 12.53%
 5.00%             7.53% 9.29%
 0.00%
-5.00% -0.69%                 -3.19%
       1990  1991  1992  1993  1994  1995  1996  1997 1998  1999
                    [ ] Balanced Fund
</BAR CHART>

Best quarter:  4th quarter 1999, +12.39%
Worst quarter:  3rd quarter 1990, -10.04%

                                         1 Year  5 Years  10 Years
Stein Roe Balanced Fund, Variable Series 12.53%   16.50%   11.99%
S&P 500 Index*                           21.03%   28.54%   18.19%
Lehman Brothers Government/Corporate
  Bond Index*                            -2.15%    7.61%    7.65%
________
*The S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index are unmanaged groups of stocks that differ from the Fund's composition; they are not available for direct investment.

                   OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

Futures and Options

The Fund uses futures to gain exposure to groups of stocks or individual issuers. The Fund uses futures to invest cash pending direct investments in stocks and to enhance their return. It also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Fund's fixed-income security holdings. The Fund uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

Short Sales

The Fund may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

Portfolio Turnover

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover increases transaction expenses, which reduce the Fund's return.


Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

                  TRUST MANAGEMENT ORGANIZATIONS

                           The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

          The Adviser:  Stein Roe & Farnham Incorporated


Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1999, Stein Roe managed more than $30.1 billion in assets. For the 1999 fiscal year, the Trust paid Stein Roe management and administrative fees at the rate of 0.60% of the average daily net assets of the Fund.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


                            Portfolio Manager

Harvey B. Hirschhorn has been portfolio manager of the Fund since
1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist.

                        FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which, for the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Fund's annual report, which is available upon request. KPMG LLP audited the financial statements for the years 1995 through 1998. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

Stein Roe Balanced Fund, Variable Series

                                                    Years Ended December 31,
                                      -----------------------------------------------
                                        1999     1998       1997      1996      1995
-------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year    $ 17.14  $ 16.81    $ 16.28   $ 14.08   $ 12.18
                                      -------  -------    -------   -------   -------
Net investment income (a)                0.28     0.48       0.53      0.57      0.48
Net realized and unrealized gains
  on investments                         1.74     1.48       1.96      1.63      2.61
                                      -------  -------    -------   -------   -------
Total from investment operations         2.02     1.96       2.49      2.20      3.09
                                      -------  -------    -------   -------   -------
Less distributions:
From net investment income              (0.47)   (0.51)     (0.56)        -     (0.48)
From net realized gains                 (0.89)   (1.12)     (1.40)        -     (0.71)
                                      -------  -------    -------   -------   -------
Total distributions                     (1.36)   (1.63)     (1.96)        -     (1.19
                                      -------  -------    -------   -------   -------)
Net asset value, end of year          $ 17.80  $ 17.14    $ 16.81   $ 16.28   $ 14.08
                                      =======  =======    ======    =======   =======
Total return:
Total investment return (b)            12.53%    12.54%    16.82%    15.63%    25.43%
Ratios/supplemental data:
Net assets, end of year (000s)       $425,005  $361,823  $325,033  $299,184  $277,014
Ratio of expenses to average net
  assets (c)                          0.63%(d)    0.65%     0.66%      0.67%    0.66%
Ratio of net investment income
  to average net assets (c)           2.60%(d)    3.00%     3.18%      3.68%    3.12%
Portfolio turnover ratio                43%         61%       44%        76%      66%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

                   SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How the Fund's Share Price is Determined

The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional
Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Fund by writing:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750


or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.


Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-05199

-----------------------------------------------------------------

                      STEINROE VARIABLE
                      INVESTMENT TRUST
                         PROSPECTUS


                         May 1, 2000


       * Stein Roe Growth Stock Fund, Variable Series


                             * * * *


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                         * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                         * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                 NOT FDIC-    MAY LOSE VALUE
                 INSURED      NO BANK GUARANTEE

THE TRUST..................................................3

THE FUND...................................................3
    Investment Goal........................................4
    Primary Investment Strategy............................4
    Primary Investment Risks...............................4
    Performance History....................................4

OTHER INVESTMENTS AND RISKS................................6

TRUST MANAGEMENT ORGANIZATIONS.............................7
    The Trustees...........................................7
    The Adviser: Stein Roe & Farnham Incorporated..........7
    Portfolio Manager......................................7

FINANCIAL HIGHLIGHTS.......................................8

SHAREHOLDER INFORMATION....................................9

                            THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Stein Roe Growth Stock Fund, Variable Series. Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.



                            THE FUND

Defining Capitalization

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

INVESTMENT GOAL-STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Growth Stock Fund, Variable Series, seeks long-term growth of capital.


PRIMARY INVESTMENT STRATEGY

----------------------------------------------------------------
The Fund invests primarily in the common stocks of companies with large market capitalizations. The Fund emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.


Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
60.00%
50.00%
40.00%       48.03%
30.00%                               37.73%    32.28%       36.94%
20.00%                                     21.28%       27.91%
10.00%
 0.00%             6.63%  4.97%
-10.00% -1.65%                 -6.35%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
               [ ] Growth Stock Fund
</BAR CHART>

Best quarter:  4th quarter 1998, +26.43%
Worst quarter:  3rd quarter 1990, -17.42%

                                     1 Year   5 Years   10 Years
Stein Roe Growth Stock Fund,
  Variable Series                    36.94%    31.08%    19.43%
S&P 500 Index*                       21.03%    28.54%    18.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

                   OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

Portfolio Turnover

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover increases transaction expenses, which reduce the Fund's return.


Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

                  TRUST MANAGEMENT ORGANIZATIONS

                          The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

             The Adviser:  Stein Roe & Farnham Incorporated


Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1999, Stein Roe managed more than $30.1 billion in assets. For the 1999 fiscal year, the Trust paid Stein Roe management and administrative fees at the rate of 0.65% of the average daily net assets of the Fund.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


                          Portfolio Manager

Erik P. Gustafson is portfolio manager of the Fund and has managed Stein Roe Growth Stock Fund and Stein Roe Young Investor Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president.

                        FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which, for the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Fund's annual report, which is available upon request. KPMG LLP audited the financial statements for the years 1995 through 1998. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

Stein Roe Growth Stock Fund, Variable Series

                                             Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 43.53   $ 36.13   $ 28.61   $ 23.59   $ 18.11
                                    -------   -------   -------   -------   -------
Net investment income (loss) (a)      (0.03)     0.08      0.10      0.13      0.15
Net realized and unrealized
  gains on investments                15.79      9.54      8.84      4.89      6.68
                                    -------   -------   -------   -------   -------
Total from investment operations      15.76      9.62      8.94      5.02      6.83
Less distributions:
From net investment income            (0.08)    (0.10)    (0.12)        -     (0.15)
                                    -------   -------   -------   -------   -------
From net realized gains               (1.28)    (2.12)    (1.30)        -     (1.20)
                                    -------   -------   -------   -------   -------
Total distributions                   (1.36)    (2.22)    (1.42)        -     (1.35)
                                    -------   -------   -------   -------   -------
Net asset value, end of year        $ 57.93   $ 43.53   $ 36.13   $ 28.61   $ 23.59
                                    =======   =======   =======   =======   =======
Total return:
Total investment return (b)          36.94%    27.91%    32.28%    21.28%    37.73%
Ratios/supplemental data:
Net assets, end of year (000s)     $403,836  $271,584  $213,399  $161,879  $136,834
Ratio of expenses to average
  net assets (c)                      0.67%     0.70%      0.71%    0.73%     0.74%
Ratio of net investment income
  (loss) to average net assets (c)   (0.05%)    0.21%      0.32%    0.49%     0.72%
Portfolio turnover ratio                70%       40%        28%      35%       41%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                   SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How the Fund's Share Price is Determined

The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional
Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Fund by writing:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750


or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.


Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-05199

----------------------------------------------------------------

                      STEINROE VARIABLE
                      INVESTMENT TRUST
                         PROSPECTUS


                         May 1, 2000

    * Stein Roe Small Company Growth Fund, Variable Series


                            * * * *


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                            * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                            * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                 NOT FDIC-    MAY LOSE VALUE
                 INSURED      NO BANK GUARANTEE

THE TRUST.................................................3

THE FUND..................................................3
    Investment Goal.......................................4
    Primary Investment Strategy...........................4
    Primary Investment Risks..............................4
    Performance History...................................4

OTHER INVESTMENTS AND RISKS...............................6

TRUST MANAGEMENT ORGANIZATIONS............................7
    The Trustees..........................................7
    The Adviser: Stein Roe & Farnham Incorporated.........7
    Portfolio Manager.....................................7

FINANCIAL HIGHLIGHTS......................................8

SHAREHOLDER INFORMATION...................................9

                            THE TRUST


SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Stein Roe Small Company Growth Fund, Variable Series. Other Funds may be added or deleted from time to time.


The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.



                             THE FUND

Defining Capitalization

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

INVESTMENT GOAL-STEIN ROE SMALL COMPANY GROWTH FUND, VARIABLE
SERIES
----------------------------------------------------------------
Stein Roe Small Company Growth Fund, Variable Series, seeks long-term growth of capital.

PRIMARY INVESTMENT STRATEGY
----------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are-or, in the portfolio manager's judgment, have the potential to be-a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks.

Small- and Medium-Cap Companies

The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P SmallCap 600 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
 60.00%
 40.00%                                                     48.02%
 20.00%      37.25%      35.68%      11.75% 26.94%
  0.00%            14.48%      1.19%              7.81%
-10.00% -8.91%
-20.00%                                                -17.30%
-40.00%
        1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                  [ ] Small Company Growth Fund
</BAR CHART>

Best quarter:  4th quarter 1999, +35.39%
Worst quarter:  3rd quarter 1990, -21.18%

                                   1 Year    5 Years    10 Years
Stein Roe Small Company Growth
  Fund, Variable Series            48.02%     13.36%     13.91%
S&P SmallCap 600 Index*            12.41%     17.05%     13.04%
________
*The S&P SmallCap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

                   OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

Short Sales

The Fund may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

Portfolio Turnover

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 150% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover increases transaction expenses, which reduce the Fund's return.


Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

              TRUST MANAGEMENT ORGANIZATIONS

                        The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

          The Adviser:  Stein Roe & Farnham Incorporated


Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1999, Stein Roe managed more than $30.1 billion in assets. For the 1999 fiscal year, the Trust paid Stein Roe management and administrative fees at a rate of 0.65% of the average daily net assets of the Fund.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


                      Portfolio Manager


William M. Garrison has been portfolio manager of the Fund since October 1998. Mr. Garrison is a vice president of Stein Roe, which he joined in 1989. He has been an associate portfolio manager of the Stein Roe Balanced Fund since 1995 and has been an equity research analyst with Stein Roe since 1993.

                        FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which, for the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Fund's annual report, which is available upon request. KPMG LLP audited the financial statements for the years 1995 through 1998. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

Stein Roe Small Company Growth Fund, Variable Series(a)

                                                Years Ended December 31,
                                    ------------------------------------------------
                                      1999      1998       1997      1996      1995
------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $ 13.62   $ 18.00    $ 20.73   $ 16.33   $ 14.74
                                    -------   -------    -------   -------    ------
Net investment income (loss) (b)      (0.03)    (0.04)      0.01      0.04      0.04
Net realized and unrealized gains
  (losses) on investments              6.57     (2.77)      1.25      4.36      1.69
                                    -------   -------    -------   -------    ------
Total from investment operations       6.54     (2.81)      1.26      4.40      1.73
                                    -------   -------    -------   -------    ------
Less distributions:
Dividends from net investment income      -         -      (0.03)        -     (0.04)
Distributions from net realized
  gains on investments                    -     (1.57)     (3.96)        -     (0.10)
                                    -------   -------    -------   -------    ------
Total distributions                       -     (1.57)     (3.99)        -     (0.14)
                                    -------   -------    -------   -------    ------
Net asset value, end of year        $ 20.16   $ 13.62    $ 18.00   $ 20.73   $ 16.33
                                    =======   =======    =======   =======   =======
Total return:
Total investment return (c)          48.02%   (17.30)%     7.81%    26.94%    11.75%
Ratios/supplemental data:
Net assets, end of year (000s)     $139,849  $131,929   $200,590  $196,216  $143,248
Ratio of expenses to average
  net assets (d)                   0.72%(e)     0.75%      0.73%     0.75%     0.76%
Ratio of net investment gain
  (loss) to average net
  assets (d)                     (0.27)%(e)   (0.22)%      0.04%     0.20%     0.26%
Portfolio turnover ratio            110%         103%        93%       100%     132%

(a) The name of the Fund was changed on May 5, 1999, from Stein Roe Special Venture Fund, Variable Series.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of five basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

                   SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How the Fund's Share Price is Determined

The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional
Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Fund by writing:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750


or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.


Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-05199

--------------------------------------------------------------

                      STEINROE VARIABLE
                      INVESTMENT TRUST
                         PROSPECTUS


                         May 1, 2000


       * Stein Roe Money Market Fund, Variable Series

                           * * * *


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                           * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                           * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                 NOT FDIC-    MAY LOSE VALUE
                 INSURED      NO BANK GUARANTEE

THE TRUST....................................................3

THE FUND.....................................................4
    Investment Goal..........................................4
    Primary Investment Strategy..............................4
    Primary Investment Risks.................................4
    Performance History......................................5

OTHER INVESTMENTS AND RISKS..................................7

TRUST MANAGEMENT ORGANIZATIONS...............................7
    The Trustees.............................................7
    The Adviser: Stein Roe & Farnham Incorporated............7
    Portfolio Manager........................................7

FINANCIAL HIGHLIGHTS.........................................8

SHAREHOLDER INFORMATION......................................9

                            THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Stein Roe Money Market Fund, Variable Series. Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.

INVESTMENT GOAL-STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

----------------------------------------------------------------
Stein Roe Money Market Fund, Variable Series, seeks high current income, consistent with capital preservation and the maintenance of liquidity.


PRIMARY INVESTMENT STRATEGY
----------------------------------------------------------------
The Fund invests in a diversified portfolio of high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:


* Securities issued or guaranteed by the U.S. government or by its agencies.
* Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.
* Commercial paper of domestic or foreign issuers, including variable rate demand notes.
* Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Repurchase agreements.
* Other high-quality short-term obligations.


The Portfolio invests more than 25% of its total assets in securities of issuers in the financial services industry, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions

The Fund seeks to preserve the value of your investment at $1 per share.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.


PRIMARY INVESTMENT RISKS
----------------------------------------------------------------

The primary risks of investing in the Fund are described below.
These risks could cause you to lose money by investing in the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions, or due to the financial condition of the company which has issued the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a security when interest rates increase or decrease. In general, if interest rates rise, securities prices fall; and if interest rates fall, securities prices rise. Changes in the values of securities usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Because of the policy of investing more than 25% of assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than competing funds by changes affecting that industry.

Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.


PERFORMANCE HISTORY
----------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The chart is intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

<BAR CHART>
                     YEAR-BY-YEAR TOTAL RETURNS
10.00%
 8.00%
 6.00% 7.95%
 4.00%       5.99%                  5.62% 5.01% 5.18% 5.17% 4.79%
 2.00%             3.64% 2.78% 3.67%
 0.00%
       1990  1991  1992  1993  1994  1995  1996  1997  1998 1999
                        [ ] Money Market Fund
</BAR CHART>

Best quarter:  1st quarter 1990, +2.04%
Worst quarter: 3rd quarter 1993, +0.67%

                   OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

                  TRUST MANAGEMENT ORGANIZATIONS

                           The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

           The Adviser:  Stein Roe & Farnham Incorporated


Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1999, Stein Roe managed more than $30.1 billion in assets. For the 1999 fiscal year, the Trust paid Stein Roe management and administrative fees at the rate of 0.50% of the average daily net assets of the Fund.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.


                         Portfolio Manager

Jane M. Naeseth has been portfolio manager of the Fund since its inception. She has managed Stein Roe Cash Reserves Fund since
1980. Ms. Naeseth is a senior vice president of Stein Roe, which she joined in 1977.

                        FINANCIAL HIGHLIGHTS


The financial highlights table that follows is intended to help you understand the Fund's financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which, for the year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Fund's annual report, which is available upon request. KPMG LLP audited the financial statements for the years 1995 through 1998. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

Stein Roe Money Market Fund, Variable Series

                                                    Years Ended December 31,
                                    ------------------------------------------------------
                                       1999       1998       1997        1996       1995
-------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of year  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    --------   --------   --------   --------   --------
Net investment income (a)              0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Net realized and unrealized gains
  on investments                           -          -          -          -          -
                                    --------   --------   --------   --------   --------
Total from investment operations       0.047      0.050      0.050      0.049      0.055
                                    --------   --------   --------   --------   --------
Less distributions:
From net investment income            (0.047)    (0.050)    (0.050)    (0.049)    (0.055)
                                    --------   --------   --------   --------   --------
Net asset value, end of year        $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                    ========   ========   ========   ========   ========
Total return:
Total investment return (b)            4.79%      5.17%      5.18%      5.01%      5.62%
Ratios/supplemental data:
Net assets, end of year (000s)      $170,539   $101,340   $67,137     $65,461    $64,992
Ratio of expenses to average
  net assets (c)                     0.52%(d)     0.62%      0.65%      0.65%      0.63%
Ratio of net investment income
  to average net assets (c)          4.75%(d)     4.99%      5.05%      4.90%      5.48%

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

                   SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How the Fund's Share Price is Determined

The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

The valuation of the Fund's securities is based on their amortized cost, which does not take into account unrealized gains or losses, in an attempt to maintain its NAV at $1 per share. The extent of any deviation between the Fund's NAV based upon market quotations or equivalents and $1 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Assets and securities of the Fund for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory and administrative fees). Dividends are declared daily and are reinvested monthly in shares of the Fund at the NAV per share of $1. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional
Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Fund by writing:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750


or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.


Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-05199

-----------------------------------------------------------------

               STEINROE VARIABLE INVESTMENT TRUST


      One Financial Center, Boston, Massachusetts 02111


               STATEMENT OF ADDITIONAL INFORMATION


                         Dated May 1, 2000


     This Statement of Additional Information (SAI) is not a prospectus, but provides additional information which should be read in conjunction with the Trust's Prospectus dated May 1, 2000 and any supplement thereto. Financial statements, which are contained in the Funds' December 31, 1999, Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by calling Liberty Funds Distributor, Inc. at (800) 426-3750, or by contacting the applicable Participating Insurance Company, or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.



                         TABLE OF CONTENTS

                                                             Page

General Information and History................................2
Mixed and Shared Funding.......................................3
Investment Restrictions........................................4
Portfolio Turnover.............................................7
Purchases and Redemptions......................................8
Trustees and Officers..........................................8
Management Arrangements.......................................12
Trust Charges and Expenses....................................13
Underwriters..................................................14
Custodian.....................................................14
Portfolio Transactions........................................14
Net Asset Value...............................................21
Taxes.........................................................22
Investment Performance........................................23
Record Shareholders...........................................25
Independent Accountants and Financial Statements..............25
Appendix A - Investment Techniques and Securities.............26

                GENERAL INFORMATION AND HISTORY


     The SteinRoe Variable Investment Trust (the Trust) commenced operations on January 1, 1989. The Trust is an open-end, diversified management investment company currently consisting of five Funds with differing investment objectives, policies and restrictions. Currently, the Trust consists of Stein Roe Small Company Growth Fund, Variable Series (Small Company Growth Fund), Stein Roe Growth Stock Fund, Variable Series (Growth Stock Fund), Stein Roe Balanced Fund, Variable Series (Balanced Fund), Stein Roe Mortgage Securities Fund, Variable Series (Mortgage Securities
Fund) and Stein Roe Money Market Fund, Variable Series (Money Market Fund) (individually referred to as a Fund, or by the defined name indicated, or collectively as the Funds). Prior to May 5, 1999, Small Company Growth Fund was named Stein Roe Special Venture Fund, Variable Series. Prior to November 15, 1997, Stein Roe Special Venture Fund was named Capital Appreciation Fund, Growth Stock Fund was named Managed Growth Stock Fund, Balanced Fund was named Managed Assets Fund, Mortgage Securities Fund was named Mortgage Securities Income Fund, and Money Market Fund was named Cash Income Fund.


     The Trust issues shares of beneficial interest in each Fund that represent interests in a separate portfolio of securities and other assets. The Trust may add or delete Funds from time to time. The Trust is the funding vehicle for variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) offered by the separate accounts of life insurance companies (Participating Insurance Companies).


     The Trust was organized under an Agreement and Declaration of Trust (Declaration of Trust) as a Massachusetts business trust on June 9, 1987. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series, each with one or more classes, as the Board may authorize. Each Fund is a separate series of the Trust.


     Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board with respect to that Fund, and all shares of a Fund have equal rights in the event of liquidation of that Fund.

     Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act or other applicable law or when the Board determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund's Advisory Agreement, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees and independent accountants.

     The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

     The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

     The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund also is believed to be remote.


                    MIXED AND SHARED FUNDING


     As described above, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies, so-called mixed and shared funding. As of the date of this SAI, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Independence Life & Annuity Company (a wholly owned subsidiary of Keyport) (Independence), American Benefit Life Insurance Company (also a wholly owned subsidiary of Keyport) (American Benefit), Liberty Life Assurance Company of Boston (an affiliate of Liberty Mutual Insurance Company) (Liberty
Life), and, with respect to Small Company Growth Fund, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Great-West Life & Annuity Insurance Company and Providian Life and Health Insurance Company. Keyport is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC). As of March 31, 2000, approximately 71.30% of the combined voting power of LFC's outstanding voting stock was held by Liberty Mutual Insurance Company (Liberty Mutual). One or more of the Funds may from time to time become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies, including other entities not affiliated with Keyport, LFC or Liberty Mutual.


     The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.


                     INVESTMENT RESTRICTIONS

     Each Fund operates under the investment restrictions listed below. Restrictions numbered (i) through (viii) are fundamental policies which may not be changed for a Fund without approval of a majority of the outstanding voting shares of a Fund, defined as the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.

     The following investment restrictions apply to each Fund except as otherwise indicated. A Fund may not:

(i) with respect to 75% of the value of the total assets of a Fund, invest more than 5% of the value of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except (a) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (b) [with respect to Money Market Fund only] certificates of deposit, bankers' acceptances and repurchase agreements;

(ii) purchase securities of any one issuer if more than 10% of the outstanding voting securities of such issuer would at the time be held by the Fund;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to: (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (ii) [with respect to Money Market Fund only] certificates of deposit and bankers' acceptances and repurchase agreements or (iii) [as to Money Market Fund only] securities of issuers in the financial services industry;

(v) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, and securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except that it may enter into (a) futures and options on futures and (b) forward contracts);

(vi) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), make short sales of securities, or participate on a joint or a joint and several basis in any trading account in securities (except in connection with transactions in options, futures, and options on futures);

(vii) make loans, but this restriction shall not prevent a Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or
(c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 15% of its total assets (taken at market value at the time of such loan); or

(viii) borrow, except that it may (a) borrow up to 33 1/3% of its total assets from banks, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures, and options on futures.

     Each Fund is also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. A Fund may not:

(a) invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company; or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at the time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

(c) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it, except as may be necessary in connection with (i) permitted borrowings and (ii) options, futures and options on futures;

(d) issue senior securities, except to the extent permitted by the Investment Company Act of 1940 (including permitted borrowings);

(e) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers and directors or Trustees of the Trust or of its investment adviser;

(f) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchanges;

(g) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange or similar entity;

(h) buy or sell an option on a security, a futures contract or an option on a futures contract unless the option, the futures contract or the option on the futures contract is offered through the facilities of a recognized securities association or listed on a recognized exchange or similar entity;

(i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;
or

(j) invest more than 15% [except as to Money Market Fund, 10%] of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.

     Further, as to Money Market Fund with respect to 100% of its assets, SEC rules prohibit the Fund from investing more than 5% of its assets, taken at market value at the time of purchase, in the securities of any one issuer; provided that (i) the Fund may invest more than 5% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and (ii) the Fund may invest more than 5% of its assets for a period of up to three business days after the purchase thereof (but not more than 25% of its assets) in the securities of any one first-tier issuer (as determined by Securities and Exchange Commission rules); provided, further, that the Fund may not make more than one investment in accordance with this exception at any one time.

     Under normal market conditions, Money Market Fund will invest at least 25% of its assets in securities of issuers in the financial services industry. This policy may cause the Fund to be more adversely affected by changes in market or economic conditions and other circumstances affecting the financial services industry. The financial services industry includes issuers that, according to the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission (the Commission), are in the following categories: state banks; national banks; savings and loan holding companies; personal credit institutions; business credit institutions; mortgage-backed securities; finance services; security and commodity brokers, dealers and services; life, accident and health insurance carriers; fire, marine, casualty and surety insurance carriers; insurance agents, brokers and services.


Additional Voluntary Restrictions Pertaining to Small Company
Growth Fund

     Small Company Growth Fund also is subject to the following additional restrictions and policies under certain applicable insurance laws pertaining to variable annuity contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Trustees without shareholder approval:


     The borrowing limits for the Fund are (1) 10% of net asset value when borrowing for any general purpose and (2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions. For this purpose, net asset value is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken.

     The Fund also will be subject to the following diversification guidelines pertaining to investments in foreign securities:

1. The Fund will be invested in a minimum of five different foreign countries at all times when it holds investments in foreign securities. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value; to three when less than 60% of such value; to two when less than 40%, and to one when less than 20%.

2. Except as set forth in item 3 below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one foreign country.

3. The Fund may have an additional 15% of its value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.

     If a percentage limit with respect to any of the foregoing fundamental and non-fundamental policies is satisfied at the time of investment or borrowing, a later increase or decrease in a Fund's assets will not constitute a violation of the limit.


                       PORTFOLIO TURNOVER

     The portfolio turnover of each Fund will vary from year to year. Although no Fund will trade in securities for short-term profits, when circumstances warrant securities may be sold without regard to the length of time held. Portfolio turnover for each Fund (other than Money Market Fund) is shown under "FINANCIAL HIGHLIGHTS" in the Prospectus.


     A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities, for which the Funds pay dealer spreads. If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios.



                    PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the heading "SHAREHOLDER INFORMATION."

     Each Fund's net asset value is determined on days on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Trustees, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time.

     The Trust reserves the right to suspend or postpone redemptions of shares of any Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closing; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or the valuation of net assets of such Fund not reasonably practicable.


                      TRUSTEES AND OFFICERS

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. The following table sets forth certain information with respect to the Trustees and officers of the Trust:


Name, Age at May 1, 2000;
Address;
Position(s) held with the Trust;
Principal occupation(s) during past five years

William D. Andrews, 52;
One South Wacker Drive, Chicago, IL  60606;
Executive Vice President;
Executive vice president of Stein Roe

John A. Bacon Jr., 72;
4N640 Honey Hill Road, Box 296, Wayne, IL 60184 (3);
Trustee;
Private investor

Christine Balzano, 35;
245 Summer Street, Boston, MA 02210;
Vice President;
Senior vice president of Liberty Funds Services, Inc.; formerly vice president and assistant vice president

William W. Boyd, 73;
2900 Golf Road, Rolling Meadows, IL  60008 (2)(3);
Trustee;
Chairman and director of Sterling Plumbing (manufacturer of plumbing products)

Kevin M. Carome, 44;
One Financial Center, Boston, MA 02111;
Executive Vice President; Secretary;
Senior vice president, legal, Liberty Funds Group LLC (an affiliate of Stein Roe) since Jan. 1999; general counsel and secretary of Stein Roe since Jan. 1998; associate general counsel and vice president of Liberty Financial Companies, Inc. (the indirect parent of Stein Roe) through Jan. 1999

Denise E. Chasmer, 31;
12100 East Iliff Avenue, Aurora, CO 80014;
Vice President;
Employee of Liberty Funds Services, Inc. and assistant vice president of Stein Roe since Nov. 1999; manager with Scudder
Kemper Investments from Oct. 1995 to Nov. 1999; assistant manager with Scudder Kemper prior thereto

J. Kevin Connaughton, 35;
245 Summer Street, Boston, MA 02210;
Vice President; Treasurer;
Vice president of Colonial Management Associates, Inc. ("CMA"), since February 1998; senior tax manager, Coopers & Lybrand, LLP from April 1996 to January 1998; vice president, 440 Financial
Group/First Data Investor Services Group prior thereto

Lindsay Cook, 48;
600 Atlantic Avenue, Boston, MA 02210 (1)(2);
Trustee;
Executive vice president of Liberty Financial Companies, Inc.
since March 1997; senior vice president prior thereto

Michael G. Fisher, 30;
245 Summer Street, Boston, MA 02210;
Assistant Treasurer;
Tax manager with Liberty Funds Group since Oct. 1998; tax manager with PricewaterhouseCoopers LLP prior thereto

William M. Garrison, 34;
One South Wacker Drive, Chicago, IL  60606;
Vice President;
Vice president of Stein Roe since Feb. 1998; associate portfolio manager for Stein Roe since August 1994

Stephen E. Gibson, 46;
One Financial Center, Boston, MA 02111;
President;
Vice chairman of Stein Roe since Aug. 1998; chairman, CEO, president and director of Liberty Funds Group since Dec. 1998; chairman of the Colonial Group from July 1998 to Dec. 1998; president of the Colonial Group from Dec. 1996 to Dec. 1998; chairman of Colonial Management Associates, Inc. since Dec. 1998; CEO, president and director of Colonial Management Associates since July 1996; managing director of Putnam Financial Services prior thereto

Erik P. Gustafson, 36;
One South Wacker Drive, Chicago, IL  60606;
Vice President;
Senior portfolio manager of Stein Roe; senior vice president of Stein Roe since April 1996; vice president of Stein Roe prior thereto

Douglas A. Hacker, 44;
P.O. Box 66100, Chicago, IL 60666 (3);
Trustee;
Executive vice president and chief financial officer of UAL, Inc.
(airline) since July 1999; senior vice president and chief financial officer of UAL, Inc. prior thereto

Loren A. Hansen, 52;
One South Wacker Drive, Chicago, IL  60606;
Executive Vice President;
Chief investment officer/equity of CMA since 1997; executive vice president of Stein Roe since Dec. 1995; vice president of The
Northern Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;
One South Wacker Drive, Chicago, IL  60606;
Vice President;
Executive vice president, senior portfolio manager, and chief economist and investment strategist of Stein Roe; director of research of Stein Roe, 1991 to 1995

Janet Langford Kelly, 42;
One Kellogg Square, Battle Creek, MI 49016 (3);
Trustee;
Executive vice president-corporate development, general counsel and secretary of Kellogg Company since Sept. 1999; senior vice president, secretary and general counsel of Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from 1995 to Aug. 1999; partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37;
245 Summer Street, Boston, MA 02210;
Vice President; Controller;
Vice president and assistant controller of CMA

Mary Dillon McKenzie, 46;
One Financial Center, Boston, MA 02111;
Vice President;
President of Liberty Funds Services, Inc.

Charles R. Nelson, 57;
Department of Economics, University of Washington, Seattle, WA
98195 (3);
Trustee;
Van Voorhis Professor of Political Economy, Department of
Economics of the University of Washington

Jane M. Naeseth, 50;
One South Wacker Drive, Chicago, IL  60606;
Vice President;
Senior vice president of Stein Roe

Nicholas S. Norton, 40;
12100 East Iliff Avenue, Aurora, CO 80014;
Vice President;
Senior vice president of Liberty Funds Services, Inc. since Aug.
1999; vice president of Scudder Kemper, Inc. prior thereto

Vincent P. Pietropaolo, 34;
One Financial Center, Boston, MA 02111;
Assistant Secretary;
Vice president and counsel, Liberty Funds Group LLC since Dec. 1999; associate - investment management practice group, Morgan, Lewis and Bockius, LLP from Oct. 1998 to Dec. 1999; legal specialist - federal regulatory group, Putnam Investments from April 1997 to Oct. 1998; independent contracting attorney from June 1996 to March 1997; student at Quinnipiac College School of Law prior thereto

Thomas C. Theobald, 62;
Suite 1300, 222 West Adams Street, Chicago, IL 60606 (3);
Trustee;
Managing director, William Blair Capital Partners (private equity fund)

William M. Wadden IV, 41;
One South Wacker Drive, Chicago, IL  60606;
Vice President;
Vice president of Stein Roe since June 1995; executive vice president of CSI Asset Management, Inc. prior thereto

_____________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.


     As noted above certain Trustees and officers of the Trust also hold positions with Stein Roe, LFC and/or their affiliates. Certain of the Trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe.


Compensation of Trustees


     The table set forth below presents certain information regarding the fees paid to the Trustees for their services in such capacity during the year ended December 31, 1999, and total fees paid to them by all other investment companies affiliated with the Trust. The Trustees are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it.

                                          Compensation from the
                                         Stein Roe Fund Complex(1)
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Thomas W. Butch (2)        -0-                 -0-           -0-
Lindsay Cook               -0-                 -0-           -0-
John A. Bacon Jr.      $12,700            $103,450       $2,299
William W. Boyd         13,200             109,950        2,443
Douglas A. Hacker       10,900              93,950        2,088
Janet Langford Kelly    12,700             103,450        2,299
Charles R. Nelson       13,200             108,050        2,401
Thomas C. Theobald      12,700             103,450        2,299
_______________
(1) At December 31, 1999, the Stein Roe Fund Complex consisted of five series of the Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Advisor Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
(2) Mr. Butch served as an affiliated trustee through October 31, 1999.



                      MANAGEMENT ARRANGEMENTS

     As described in the Prospectus, the portfolio of each Fund is managed by Stein Roe & Farnham Incorporated (Stein Roe). Each Fund has its own Advisory Agreement with Stein Roe. Stein Roe is a wholly owned direct subsidiary of SteinRoe Services Inc., which in turn is a wholly owned direct subsidiary of LFC. LFC, in turn, is a majority owned indirect subsidiary of Liberty Mutual.


     The sole director of Stein Roe is C. Allen Merritt, Jr.  Mr.
Merritt is Chief Operating Officer of LFC. His business address is Federal Reserve Plaza, 600 Atlantic Avenue, Boston,
Massachusetts 02210.


     Stein Roe, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund's Advisory Agreement and pays all compensation of the Trustees, officers and employees who are employees of Stein Roe.

     Each Fund's Advisory Agreement provides that neither Stein Roe nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund for any error or judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the Advisory Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of Stein Roe in the performance of its duties or from reckless disregard by Stein Roe of its obligations and duties under the Advisory Agreement.

     Under an Administration Agreement with the Trust, Stein Roe provides each Fund with administrative services, excluding investment advisory services. Specifically, Stein Roe is responsible for preparing financial statements, providing office space and equipment in connection with the maintenance of the headquarters of the Trust, preparing and filing required reports and tax returns, arrangements for meetings, maintenance of the Trust's corporate books and records, communication with shareholders, providing internal legal services and oversight of custodial, accounting and other services provided to the Funds by others. The Administration Agreement provides that Stein Roe may, in its discretion, arrange for administrative services to be provided to the Trust by LFC or any of LFC's majority or greater owned subsidiaries.

     Under separate agreements, Stein Roe also acts as the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder account records, and provides certain pricing and other recordkeeping services to the Funds.
The Trust believes that the charges by the Administrator to the Trust for these services are comparable to those of other companies performing similar services.


                      TRUST CHARGES AND EXPENSES

Management Fees:


     Each Fund pays Stein Roe an annual advisory fee based on the following schedule. Fees are computed and accrued daily and paid monthly. During each year in the three-year period ended December 31, 1999, pursuant to the Advisory Agreements, each Fund paid Stein Roe management fees as follows:

                     Annual Fee
                     Rate(as a
                     percent of
                     average
                     net assets)  1999        1998         1997
----------------------------------------------------------------
Small Company Growth
   Fund              0.50%     $  569,580  $  810,605  $1,001,641
Growth Stock Fund    0.50       1,583,203   1,177,442     959,376
Balanced Fund        0.45       1,749,012   1,503,385   1,147,148
Mortgage Securities
  Fund               0.40         405,687     337,593     296,763
Money Market Fund    0.35         462,410     281,246     273,501


Administrative Expenses:


     Each Fund pays Stein Roe an annual administrative fee. Fees are computed and accrued daily and paid monthly at an annual rate of 0.15% of average net assets. During each year in the three-year period ended December 31, 1999, pursuant to the Administration Agreement, each Fund paid Stein Roe or an affiliate thereof administrative fees as follows:

                                 1999       1998        1997
   ----------------------------------------------------------
   Small Company Growth Fund   $170,856   $243,182   $300,492
   Growth Stock Fund            474,944    353,233    287,813
   Balanced Fund                588,899    495,128    472,383
   Mortgage Securities Fund     153,092    126,597    111,286
   Money Market Fund            197,888    121,428    101,786


Accounting and Bookkeeping Expenses:


     The Trust pays Stein Roe an additional fee for accounting and bookkeeping services in the annual amount of $25,000 plus .0025% of average daily net assets in excess of $50 million. For the years 1999, 1998 and 1997, the Trust paid Stein Roe fees of $146,470, $141,081 and $139,826, respectively, for these services.


     In addition, during each such year each Fund paid Stein Roe or an affiliate thereof $7,500 for transfer agent services.

Expense Limitation:


     Stein Roe has agreed to reimburse all expenses of the Funds as follows through April 30, 2001:

     Fund                     Expenses Exceeding
  -------------------------------------------------------
  Small Company Growth Fund   0.80% of average net assets
  Growth Stock Fund           0.80% of average net assets
  Balanced Fund               0.75% of average net assets
  Mortgage Securities Fund    0.70% of average net assets
  Money Market Fund           0.65% of average net assets



                         UNDERWRITERS


     Liberty Funds Distributor, Inc., One Financial Center,
Boston, MA 02111, serves as the principal underwriter of the Trust. Liberty Funds Distributor, Inc., is a subsidiary of LFC.



                           CUSTODIAN

     State Street Bank and Trust Company (the Bank), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the Trust. It is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Trust, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies who are members of the Bank's Global Custody Network and foreign depositories (foreign sub-custodians).

     With respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad are greater than those associated with investing in the U.S.

     The Funds may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                    PORTFOLIO TRANSACTIONS


     Stein Roe & Farnham Incorporated ("Stein Roe") places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

     Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

     It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

     Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

     Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best combination of net price and execution and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and
Dealers

     Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

     The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

     Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult if not impossible to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

     Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

     Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

     Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

* Database Services-comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
* Quotation/Trading/News Systems-products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
* Economic Data/Forecasting Tools-various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
* Quantitative/Technical Analysis-software tools that assist in quantitative and technical analysis of investment data.
* Fundamental Industry Analysis-industry-specific fundamental investment research.
* Fixed Income Security Analysis-data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
* Other Specialized Tools-other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

     Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

     Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars.
Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

     The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

     In certain cases, Stein Roe may use soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

     Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

     In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

     As stated above, Stein Roe's overriding objective in effecting portfolio transactions for the Funds is to seek to obtain the best combination of price and execution. However, consistent with the provisions of the Rules of Conduct of the National Association of Securities Dealers, Inc., Stein Roe may, in selecting broker-dealers to effect portfolio transactions for the Funds, and where more than one broker-dealer is believed capable of providing the best combination of net price and execution with respect to a particular transaction, select a broker-dealer in recognition of its sales of VA contracts or VLI policies offered by Participating Insurance Companies. Except as described in the next following sentence, neither the Trust nor any Fund nor Stein Roe has entered into any agreement with, or made any commitment to, any unaffiliated broker-dealer which would bind Stein Roe, the Trust or any Fund to compensate any such broker-dealer, directly or indirectly, for sales of VA contracts or VLI policies. Stein Roe has entered into arrangements with sponsors of programs for the sale of VA contracts issued by Participating Insurance Companies which are not affiliates of Stein Roe pursuant to which Stein Roe pays the sponsor from Stein Roe's fee for managing Small Company Growth Fund an amount in respect of Small Company Growth Fund's assets allocable to Small Company Growth Fund shares held in separate accounts of such unaffiliated Participating Insurance Companies in respect of VA contracts issued by such entities and sold through such arrangements. Stein Roe does not cause the Trust or any Fund to pay brokerage commissions higher than those obtainable from other broker-dealers in recognition of such sales of VA contracts or VLI policies.

     In light of the fact that Stein Roe may also provide advisory services to the Participating Insurance Companies, and to other advisory accounts that may or may not be registered investment companies, securities of the same issuer may be included, from time to time, in the portfolios of the Funds and these other entities where it is consistent with their respective investment objectives. If these entities desire to buy or sell the same portfolio security at about the same time, combined purchases and sales may be made, and in such event the security purchased or sold normally will be allocated at the average price and as nearly as practicable on a pro-rata basis in proportion to the amounts desired to be purchased or sold by each entity. While it is possible that in certain instances this procedure could adversely affect the price or number of shares involved in the Funds' transactions, it is believed that the procedure generally contributes to better overall execution of the Funds' portfolio transactions.

     Because Stein Roe's personnel may also provide investment advisory services to the Participating Insurance Companies and other advisory clients, it may be difficult to quantify the relative benefits received by the Trust and these other entities from research provided by broker-dealers.

     The Trust has arranged for the Bank, as its custodian, to act as a soliciting dealer to accept any fees available to the Bank as a soliciting dealer in connection with any tender offer for a Fund's portfolio securities. The Bank will credit any such fees received against its custodial fees. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Conduct of the National Association of Securities Dealers, Inc.

     The Trust's purchases and sales of securities not traded on securities exchanges generally are placed by Stein Roe with market makers for these securities on a net basis, without any brokerage commissions being paid by the Trust. Net trading does involve, however, transaction costs. Included in prices paid to underwriters of portfolio securities is the spread between the price paid by the underwriter to the issuer and the price paid by the purchasers. Each Fund's purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker-dealer on a net basis without any brokerage commission being paid by such Fund, but do reflect the spread between the bid and asked prices. Stein Roe may also transact purchases of some portfolio securities directly with the issuers.

     With respect to a Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, Stein Roe may also consider the part, if any, played by the broker or dealer in bringing the security involved to Stein Roe's attention, including investment research related to the security and provided to the Fund.

     The table below shows information on brokerage commissions paid by Small Company Growth Fund, Growth Stock Fund and Balanced Fund during the periods indicated. Mortgage Securities Fund and Money Market Fund did not pay commissions on any of their transactions.
                                             Small
                                Growth       Company
                                Stock        Growth       Balanced
                                Fund         Fund         Fund
-------------------------------------------------------------------
Total amount of brokerage
 commissions paid during
 fiscal year ended 12/31/99  $   313,982  $   189,736  $   251,359
Amount of commissions paid
 to brokers or dealers
 who supplied research
 services to Stein Roe           176,705      127,859      191,996
Total dollar amount involved
 in such transactions:       115,483,614  137,410,527  617,975,254
Total amount of brokerage
 commissions paid during
 fiscal year ended 12/31/98      396,775      180,194      400,313
Total brokerage fees paid
 during fiscal year
 ended 12/31/97                 4 21,740       89,691      294,537



                          NET ASSET VALUE

     The net asset value of the shares of each of the Funds is determined by dividing the total assets of each Fund, less all liabilities (including accrued expenses), by the total number of shares outstanding.

     The valuation of Money Market Fund's securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price Money Market Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Money Market Fund would be able to obtain a somewhat higher yield if he purchased shares of Money Market Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

     The proceeds received by each Fund for each purchase or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust.


                             TAXES

     Each Fund has elected to be treated and to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (Code). As a result of such election, for any tax year in which a Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, that Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

     Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by each Fund. Any of the applicable diversification requirements could require a sale of assets of a Fund that would affect the net asset value of the Fund.

     Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Trust and its Funds will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy.

     Each Fund intends to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Funds may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Companies offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Trust believes it is in compliance with these requirements.

     The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which an owner of a variable insurance contract's control of the investments of a segregated asset account may cause such owner, rather than the insurance company, to be treated as the owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

     The Trust therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of any Fund or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the contract and policy owners with interests invested in the affected Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

     To the extent a Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of tax or exemption from tax on such income. Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that generally cause them to be recharacterized as ordinary income and losses, and may affect the timing and amount of the Fund's recognition of income, gain or loss.

     It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.

     The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.


                      INVESTMENT PERFORMANCE

     Money Market Fund may quote a "Current Yield" or "Effective Yield" from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a daily compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (Beginning Account Value), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00.

    The yields are then computed as follows:

                 Net Change in Account Value    365
                 ---------------------------    ----
Current Yield  =  Beginning Account Value     x  7

                   [1 + Net Change in Account Value]365/7
                   --------------------------------------
Effective Yield  =      Beginning Account Value              -  1


     For example, the yield of Money Market Fund for the seven-day period ended December 31, 1999, were:

                      $.001108493           365
                   ---------------          ---
  Current Yield =        $1.00      x        7    =   5.78%

                  [1+$.001108493]365/7
Effective Yield =        $1.00          -   1     =   5.95%


     In addition to fluctuations reflecting changes in net income of Money Market Fund resulting from changes in income earned on its portfolio securities and in its expenses, Money Market Fund's yield also would be affected if the Fund were to restrict or supplement its dividends in order to maintain its net asset value at $1.00. Portfolio changes resulting from net purchases or net redemptions of Money Market Fund shares may affect yield. Accordingly, Money Market Fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. Money Market Fund's yield is not guaranteed and its principal is not insured; however, the Fund will attempt to maintain its net asset value per share at $1.00.

     Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).


     For example, for a $1,000 investment in the Funds, the "Total Return," the "Total Return Percentage," and the "Average Annual
Total Return" for the life of the Funds (from January 1, 1989 to
December 31, 1999) were:

                                        Total         Average
                            Total       Return         Annual
Fund                       Return     Percentage    Total Return
-----------------------------------------------------------------
Small Company Growth Fund  $3,679      267.85%        13.91%
Growth Stock Fund           5,906      490.55         19.43
Balanced Fund               3,102      210.24         11.99
Mortgage Securities Fund    1,974       97.44          7.04
Money Market Fund           1,628       62.81          4.99


     The figures contained in this "Investment Performance" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' total returns do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies.

     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Any comparison of a Fund to an alternative investment should consider differences in features and expected performance.


                     RECORD SHAREHOLDERS


     All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VLI policies and VA contracts, or by the general account of Keyport. At December 31, 1999 the general account of Keyport owned of record approximately 27% of the outstanding shares of all the Funds. At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the VLI policy and VA contract owners on behalf of whom such shares are held. All such shares as to which no instructions are received (as well as, in the case of Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VLI policies and VA contracts). Accordingly, each Participating Insurance Company disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts (or, in the case of Keyport, its general account). The Trust has not been informed that any Participating Insurance Company knows of any owner of a VA contract or VLI policy which on March 31, 2000 owned beneficially 5% or more of the outstanding shares of any Fund.




         INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

     The independent accountants for the Funds are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements of the Trust and reports of independent accountants appearing in the December 31, 1999, annual report of the Trust are incorporated in this SAI by reference.

                        APPENDIX A
               INVESTMENT TECHNIQUES AND SECURITIES

MONEY MARKET INSTRUMENTS

     Each of the Funds may invest in money market instruments to the extent and of the type and quality described in the Prospectus.


Certificates of Deposit


     Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the Certificate. The Certificate usually can be traded in the secondary market prior to maturity.

     Certificates of deposit will be limited to U.S. dollar-denominated certificates of banks (U.S. or foreign) having total assets of at least $1 billion, or the equivalent in other currencies, as of the date of their most recently published financial statements and of branches of such banks (U.S. or foreign).

     The Funds will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American
Development Bank.

Bankers' Acceptances

     Bankers' acceptances typically arise from short term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.

     The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Bankers' acceptances acquired by the Funds must be payable in U.S. dollars and have been accepted by banks having total assets at the time of purchase in excess of $1 billion, or the equivalent in other currencies, and of branches of such banks (U.S. or foreign).

MORTGAGE-BACKED SECURITIES

Mortgage Pass-Through Certificates

     A Mortgage Pass-Through Certificate is a Mortgage-Backed
Security representing a participation interest in mortgage loans or a beneficial undivided interest in a specified pool containing mortgage loans.

     The aggregate dollar balance of the mortgage loans (or participation interests) in a specified pool is generally identical to the balance of the Mortgage Pass-Through Certificate held by the Certificate holder. As the balance in the mortgage pool is paid down by scheduled payments of principal and interest and by prepayments or other early or unscheduled recoveries of principal, the balance of the Mortgage Pass-Through Certificate is paid down correspondingly as all such payments are "passed through" to the Certificate holder (in this case, to the Funds). The average interest rate payable on the mortgage loans, the "coupon rate," is somewhat higher than the "pass-through rate" payable under the Mortgage Pass-Through Certificate. The difference between the coupon rate and the pass-through rate is generally paid to the servicer of the mortgage loans as servicing compensation. Servicing includes collecting payments, remitting payments to the Certificate holders, holding and disbursing escrow funds for payment of taxes and insurance premiums, periodically inspecting the properties, and servicing foreclosures in the event of unremedied defaults.

     Under the terms of the Certificate, the due date for passing through funds to the Certificate holders is some specified period after the payment date on the mortgage loans. The regular pass-through installment is paid on the due date by the entity servicing the mortgage pool, in most cases regardless of whether or not it has been collected from the borrower.

     A particular mortgage pool will consist of mortgage loans of one of the following types: fixed interest mortgage loans with a maturity of not more than 30 years; adjustable interest rate mortgage loans (that is, where the interest rate is not fixed but varies in accordance with a formula or an index) with a maturity of not more than 40 years; shared appreciation mortgage loans with a maturity of not more than 30 years; growing equity mortgage loans (where the monthly payment of principal increases in amount and the maturity may be less than 30 years); graduated payment mortgage loans (where the amount of the scheduled monthly payments at the beginning of the loan term are insufficient to fully amortize the loan and the monthly payment amount therefore increases after a specified period or periods); second mortgages with fixed or adjustable rates with a maturity of not more than 30 years; graduated payment adjustable rate mortgage loans; and other alternative mortgage instruments which may combine some of the characteristics listed above. For example, graduated payment, graduated equity, and shared appreciation mortgage loans can have a fixed or variable interest rate. In addition, new types of mortgage loans may be created in the future, and as Mortgage Pass-Through Certificates representing interests in pools of new types of mortgage loans are developed and offered to investors, the Fund will, consistent with its investment policies and objective, consider investing in such Certificates.

     Certain Mortgage Pass-Through Certificates purchased will represent interests in mortgage pools containing graduated payment adjustable rate mortgage loans or "GPARMs." These are adjustable interest rate mortgage loans with a graduated payment feature.
The scheduled monthly payment amount on this type of loan at the beginning of the loan term is insufficient to fully amortize the loan; that is, the scheduled payments are insufficient to pay off the entire loan during the term. Because the monthly mortgage payments during the early years of graduated payment mortgage loans may not even be sufficient to pay the current interest due, GPARMs may involve negative amortization; that is, the unpaid principal balance of the mortgage loan may increase because any unpaid balance of the interest due will be added to the principal amount of the mortgage loan. GPARMs also involve increases in the payment amount, because at one or more times during the early years of the loan term, the monthly mortgage payments (principal and interest) increase to a level that will fully amortize the loan. The monthly payment amount may also be increased (or decreased) to reflect changes in the interest rate. In addition, the loan term may be lengthened or shortened from time to time, corresponding to an increase or decrease in the interest rate.

GNMA Certificates

     GNMA Certificates represent part ownership of a pool of mortgage loans. These loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration (FHA) or the Farmers Home Administration (FMHA), or guaranteed by the Veterans Administration (VA). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the Treasury, if necessary, to make any payments required under its guarantee. GNMA Certificates differ from bonds issued without a sinking fund in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because both interest and principal payments, including prepayments (net of fees paid to the issuer and GNMA), are passed through to the holder of the Certificate regardless of whether or not the mortgagor actually makes the payment.

     The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. (Note: Due to the GNMA guarantee, foreclosures impose little risk to principal investment.) As prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates.

     The coupon rate or interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of a relatively modest fee paid to GNMA and the issuer.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

1. Certificates may be issued at a premium or discount, rather than at par;
2. After issuance, Certificates may trade in the secondary market at a premium or discount;
3. Interest is earned monthly, rather than semiannually as for traditional bonds, and monthly compounding has the effect of raising the effective yield earned on GNMA Certificates; and
4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate; that is, if mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

     Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates highly liquid instruments. Valuations of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FNMA Certificates

     The Federal National Mortgage Association (FNMA) is a corporation organized and existing under the laws of the U.S. and issues FNMA Certificates under the authority contained in the Federal National Mortgage Association Charter Act. FNMA Certificates are Mortgage Pass-Through Certificates issued and guaranteed by FNMA. The obligations of FNMA under its guaranty are obligations solely of FNMA and are not backed by, nor entitled to, the full faith and credit of the U.S.

     Each FNMA Certificate represents a fractional undivided interest in a pool of conventional, FHA-insured or VA-guaranteed mortgage loans purchased or formed by FNMA. The mortgage loans are either provided from FNMA's own portfolio or are purchased from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity.

     When the mortgage loans are not provided from FNMA's own portfolio, FNMA may purchase an entire loan pool from a single lender and issue Certificates backed by the pool alone. Alternatively, FNMA may package a pool made up of loans purchased from a number of lenders. The mortgage loans are held by FNMA in its capacity as trustee pursuant to the terms of a trust indenture for the benefit of the Certificate holders.

     Each FNMA mortgage pool will consist of mortgage loans evidenced by promissory notes on one-family or two-to-four family residential properties. Mortgage loans with varying interest rates may be included in a single pool. Currently, substantially all FNMA mortgage pools consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Loans with varying loan-to-value ratios may be included in a single pool, but each conventional mortgage loan with a loan-to-value ratio which exceeds 80% must be insured against default and the mortgage insurance must insure that portion of the loan balance which exceeds 75% of the property value. The maximum loan term is 40 years. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, underwriting standards and hazard insurance coverage.

     Pursuant to the trust indenture, FNMA is responsible for servicing and administering the mortgage loans in a pool but contracts with the lender (the seller of the mortgage loans, or seller/servicer), or another eligible servicing institution, to perform such functions under the supervision of FNMA. The servicers are obligated to perform diligently all services and duties customary to the servicing of mortgages as well as those specifically prescribed by the FNMA Seller/Servicer Guide. FNMA has the right to remove servicers for cause.

     The pass-through rate on the FNMA Certificates is not greater than the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a specified minimum annual percentage of the outstanding principal balance. The fee to FNMA representing compensation for servicing and for FNMA's guaranty (out of which FNMA will compensate seller/servicers) is, for each underlying mortgage loan, the difference between the interest rate on the mortgage loan and the pass-through rate.

     The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

FHLMC Certificates

     The Federal Home Loan Mortgage Corporation (FHLMC) is a corporate instrumentality of the U.S. created pursuant to an act of Congress on July 24, 1970, primarily for the purpose of increasing availability of mortgage credit for the financing of then urgently needed housing. It seeks to provide an enhanced degree of liquidity for residential mortgage investors primarily by assisting in the development of secondary markets for conventional mortgage loans. FHLMC obtains its funds by selling mortgages and interests therein (such as Mortgage Pass-Through Certificates), and by issuing debentures and otherwise borrowing funds.

     FHLMC Certificates represent undivided interests in specified groups of conventional mortgage loans and/or participation interests therein underwritten and owned by FHLMC. FHLMC periodically forms groups of whole mortgage loans and/or participations in connection with its continuing sales program. Typically, at least 95% of the aggregate principal balance of the mortgage loans in a group consists of single-family mortgage loans and not more than 5% consists of multi-family loans. The FHLMC Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000,
$500,000, $1 million and $5 million. The FHLMC Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or any Federal Home Loan Bank.

     FHLMC guarantees to each registered holder of a FHLMC Certificate the timely payment of interest accruing at the application certificate rate on the unpaid principal balance outstanding on the mortgage loans to the extent of such holder's percentage of participation therein. FHLMC also guarantees to each registered holder of a FHLMC Certificate collection of all principal on the mortgage loans without any offset or deduction, to the extent of such holder's pro rata share. Pursuant to these guaranties, FHLMC indemnifies holders of FHLMC Certificates against any reduction in principal by reason of charges for property repairs, maintenance and foreclosure.

     To permit a measure of marketability for holders of FHLMC Certificates, FHLMC has provided since June 20, 1975, and expects to continue to provide, bid quotations for outstanding FHLMC Certificates. Informational bid quotations are available daily on Telerate Financial Information Network or from FHLMC's regional offices.

Non-Governmental Mortgage Pass-Through Certificates

     A Non-Governmental Mortgage Pass-Through Certificate is a security issued by a mortgage banker, financial institution or other entity and represents an undivided interest in a mortgage pool consisting of a number of mortgage loans secured by single-family residential properties. Non-Governmental Certificates do not represent an interest in or obligation of the issuing or servicing entity. The mortgage loans in a pool are held in trust by a qualified bank. These private (or conventional) mortgages are not insured by the VA, FHA or any other governmental agency. In some cases, private commercial insurance or other credit support may apply.

     A typical mortgage pool consists of from 100 to 1000 individual mortgage loans. The aggregate dollar balance of the mortgage loans in a pool will be generally at least $5 million.
These pools contain mortgage loans originated, serviced and otherwise administered by an affiliate of the sponsor of the pool.

     It is expected that each of the underlying mortgage loans will have a loan-to-value ratio at origination (based on an independent appraisal of the mortgage property obtained by the originator of the loan) of 90% or less. Generally, the amount of the mortgage loans in excess of 80% of such appraised value will be insured with a private mortgagor insurer. In some instances, other mechanisms, such as a bank letter of credit or senior/subordinated class structures, are used in place of mortgage guaranty insurance but serve a similar credit support function.

     The entities originating and servicing the underlying mortgage loans generally advance to Certificate holders any principal and interest payments not collected from the mortgagors. However, the obligations, if any, to make those advances are limited only to those amounts that are reimbursable under the mortgage guaranty insurance policy.

     The property securing each of the mortgage loans in a mortgage pool will be covered by standard hazard insurance policies insuring against losses due to various causes, including fire, lightning and windstorm. The amount of each policy is at least equal to the lesser of the outstanding principal balance of the mortgage loan or the maximum insurable value of the improvements securing the mortgage loan. Since certain other physical risks (including earthquakes, mudflows and floods) are not otherwise insured against, the institution originating and servicing the loans typically purchases a special hazard insurance policy for each mortgage pool to cover such risks. The special hazard insurance generally is in the amount of 1% of the aggregate principal balances of the mortgage loans in each mortgage pool, or the sum of the balance of the two largest mortgage loans in the mortgage pool, whichever is greater, at the time of formation of the mortgage pool.

     Any hazard losses not covered by either the standard hazard policies or the special hazard insurance policy will not be insured against and, accordingly, will be borne by the Fund and therefore by the Fund's shareholders.

     The pooling and servicing agreement for a Non-Governmental Certificate generally permits, but does not require, the entity originating and servicing the mortgage loans to repurchase from the mortgage pool all remaining mortgage loans. The right to repurchase typically is subject to the aggregate principal balances of the mortgage loans at the time of repurchase being less than 20% of the aggregate principal balances of the mortgage loans at the time of issuance of the Certificate.

Real Estate Mortgage Investment Conduits (REMICs)

     A REMIC is an entity formed either as a partnership, corporation or trust which holds a fixed pool of mortgages and issues multiple classes of interests at varying maturities entitling holders to receive specified principal amounts and interest payments at fixed rates.

     Timely payment of principal and interest from a REMIC will be dependent upon risks associated with the underlying mortgage loans held by the REMIC. These risks include the potential for delinquency and default by mortgagors, fluctuating interest rates, inflation and reduced market demand for qualified market loans.

EQUIPMENT TRUST CERTIFICATES

     Balanced Fund may invest in Equipment Trust Certificates.

     Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

     Under an Equipment Trust Certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user; i.e., the railroad, airline, trucking or oil company. At the same time, Equipment Trust Certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of Certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to the balance of the purchase price to the trustee, which the trustee also pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the Certificates. At maturity, the Certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

     Generally, these Certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet as a capitalized lease in accordance with generally accepted accounting principals.
However, the company does not own the equipment until all the Certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the Certificates from new lease rentals.

OPTIONS, FUTURES AND OTHER DERIVATIVES

     Except for Money Market Fund, each Fund may purchase and write both call options and put options on securities, indexes and foreign currencies, and enter into interest rate, index and foreign currency futures contracts and options on such futures contracts (futures options) in order to achieve its investment objective, to provide additional revenue, or to hedge against changes in security prices, interest rates or currency exchange rates. A Fund also may use other types of options, futures contracts, futures options, and other types of forward or investment contracts linked to individual securities, interest rates, foreign currencies, indices or other benchmarks (derivative products) currently traded or subsequently developed and traded, provided the Trustees determine that their use is consistent with the Fund's investment objective.

Options

     A Fund may purchase and write both put and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on Nasdaq. A Fund also may purchase agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer that the Fund might buy as a temporary defensive measure.

     An option on a security (or index or foreign currency) is a contract that gives the purchase (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index or a specified quantity of the foreign currency) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain other economic indicators.)

     A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian).

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until expiration.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options

     There are several risks associated with transactions in options. For example, there are significant differences between the securities and the currency markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security or a foreign currency, it would not be able to sell the underlying security or currency unless the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option's life, the opportunity to profit from appreciation of the currency covering the call.

     If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's portfolio securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts

     A Fund may use interest rate, index and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, the cash value of an index/1/ or a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Stock Index, the Value Line Composite Index and the New York Stock Exchange Composite Index), certain financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes and Eurodollar certificates of deposit) and foreign currencies. Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
------------------
/1/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
------------------

     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To the extent required by regulatory authorities having jurisdiction over a Fund, such Fund will limit its use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices or anticipated changes in interest rates or currency exchange rates which might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to stock price and interest rate and currency fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity or quoted on an automated quotation system.

     The success of any futures transaction depends on Stein Roe correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (initial margin). The margin required for a futures contract is set by the exchange on which the contact is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying property, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying property and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and the currency markets and the futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities or currencies, including technical influences in futures and futures options trading and differences between the Fund's investments being hedged and the securities or currencies underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected security price, interest rate or currency exchange rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant long-term trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/2/ would exceed 5% of the Fund's total assets.
-------------
/2/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
-------------

     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission
(CFTC) Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of CFTC Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If a Fund exercises a call or put option it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Fund writes an equity call option/3/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
-------------
/3/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 Stock Index).
-------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (year-end mark-to-market). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged securities; and
(2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options and futures contracts). In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

Warrants

     Each Fund except Money Market Fund may invest in warrants; however, not more than 5% of a Fund's assets (at the time of purchase) will be invested in warrants, other than warrants acquired in units or attached to other securities. Warrants purchased must be listed on a national stock exchange or the Nasdaq system. Warrants are speculative in that they have no voting rights, pay no dividends, and have no right with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

"WHEN-ISSUED" SECURITIES AND COMMITMENT AGREEMENTS

     Each Fund may purchase and sell securities on a when-issued and delayed-delivery basis.

     When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. However, yields available in the market when delivery takes place may be higher than the yields on securities to be delivered. When the Funds engage in when-issued and delayed-delivery transactions, the Funds rely on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Funds missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Funds until they receive payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained with the Trust's custodian until payment is made and will not be available to meet redemption requests. When-issued and delayed-delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Funds do not accrue any income on such securities prior to their delivery. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage.

     Most Mortgage Pass-Through Certificates (especially FNMA and Non-Governmental Certificates), whether they represent interests in pools of fixed or adjustable interest rate mortgage loans, may be purchased pursuant to the terms of firm commitment or standby commitment agreements. Under the terms of these agreements, a Fund will bind itself to accept delivery of a Mortgage Pass-Through Certificate at some future settlement date (typically three to six months from the date of the commitment agreement) at a stated price. The standby commitment agreements create an additional risk for a Fund because the other party to the standby agreement generally will not be obligated to deliver the security, but the Fund will be obligated to accept it if delivered. Depending on market conditions (particularly on the demand for, and supply of, Mortgage Pass-Through Certificates), the Fund may receive a commitment fee for assuming this obligation. If prevailing market interest rates increase during the period between the date of the agreement and the settlement date, the other party can be expected to deliver the security and, in effect, pass any decline in value to the Fund. If the value of the security increases after the agreement is made, however, the other party is unlikely to deliver the security. In other words, a decrease in the value of the securities to be purchased under the terms of standby commitment agreements will likely result in the delivery of the security, and therefore such decrease will be reflected in the Fund's net asset value. However, any increase in the value of the securities to be purchased will likely result in the non-delivery of the security and, therefore, such increase will not affect the net asset value unless and until the Fund actually obtains the security.

RESTRICTED SECURITIES

     Restricted securities are acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by a Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable.

                                PART C
                           OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Agreement and Declaration of Trust as amended on September 9,
    1988 and October 5, 1988. (3)

(b) (1) By-Laws as amended and Restated through October 5,
        1988. (3)
    (2) Amendment dated February 8, 2000 to By-Laws. (6)

(c) None

(d)(1) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Capital Appreciation Fund (now named Stein Roe Small Company Growth Fund, Variable Series) and Stein Roe & Farnham Incorporated. (3)
   (2) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Managed Growth Stock Fund (now named Stein Roe Growth Stock Fund, Variable Series) and Stein Roe & Farnham Incorporated. (3)
   (3) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Managed Assets Fund (now named Stein Roe Balanced Fund, Variable Series) and Stein Roe & Farnham Incorporated. (3)
   (4) Fund Advisory Agreement, dated May 1, 1993, between the Trust on behalf of the Mortgage Securities Income Fund (now named SteinRoe Mortgage Securities Fund, Variable Series) and Stein Roe & Farnham Incorporated. (3)
   (5) Fund Advisory Agreement, dated December 9, 1988, between the Trust on behalf of the Cash Income Fund (now named Stein Roe Money Market Fund, Variable Series) and Stein Roe & Farnham Incorporated. (3)

(e) Underwriting Agreement between the Trust and Liberty Funds
    Distributor, Inc. dated August 3, 1999. (6)

(f) None

(g)(1) Custodian Contract dated December 31, 1988 between the Trust and State Street Bank and Trust Company. (4)
   (2) First Amendment to Custodian Contract dated February 23,
       1989. (4)
   (3) Second Amendment to Custodian Contract dated January 23,
       1993. (4)

(h)(1) Administration Agreement dated as of January 3, 1995 between the Trust, on behalf of each of its Funds, and Stein Roe & Farnham Incorporated. (4)
   (2) Transfer Agency Agreement dated as of November 3, 1998 among the Trust, Liberty Funds Services, Inc., and SteinRoe Services Inc. (5)
   (3) Accounting and Bookkeeping Agreement dated as of August 3, 1999 between the Trust, on behalf of each of its Funds, and Stein Roe Farnham Incorporated. (6)
   (4) Amended and Restated Participation Agreement dated April 3, 1998 among the Trust, Keyport Life Insurance Company and Keyport Financial Services Corp. (3)
   (5) Participation Agreement dated as of October 1, 1993 among the Trust, Keyport Financial Services Corp. and Independence Life Annuity Company (formerly "Crown America Life Insurance Company"). (4)
   (6) Participation Agreement dated as of April 15, 1994 among the Trust, on behalf of the Capital Appreciation Fund, Transamerica Occidental Life Insurance Company, Stein Roe & Farnham Incorporated and Charles Schwab & Co., Inc. (4)
   (7) Participation Agreement dated as of December 1, 1994 among the Trust, on behalf of the Capital Appreciation Fund, First Transamerica Life Insurance Company, Stein Roe & Farnham Incorporated and Charles Schwab & Co., Inc. (4)
   (8) Participation Agreement among the Trust, on behalf of the Capital Appreciation Fund, Great-West Life & Annuity Insurance Company, Stein Roe & Farnham Incorporated and Charles Schwab & Co., Inc. (2)
   (9) Participation Agreement among the Trust, on behalf of the Capital Appreciation Fund, Providian Life and Health Insurance Company and Stein Roe & Farnham Incorporated (2)
  (10) Participation Agreement dated May 8, 1998 among the Trust, Keyport Benefit Life Insurance Company, and Keyport Financial Services Corp. (4)
  (11) Participation Agreement dated June 1, 1998 among the Trust, Stein Roe & Farnham Incorporated, and Great-West Life & Annuity Insurance Company. (6)

(i) Opinion and consent of counsel as to the legality of the securities being registered. (3)

(j) (1) Consent of PricewaterhouseCoopers LLP, independent accountants.
    (2) Consent of KPMG LLP, independent accountants.

(k) Not applicable.

(l) Not applicable.

(m) Not applicable.

(n) Not applicable.
_________________
(1) Incorporated by Reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April 1996.
(2) Incorporated by References to Post-Effective Amendment No. 12 to this Registration Statement, filed April 1997.
(3) Incorporated by Reference to Post-Effective Amendment No. 13 to this Registration Statement filed April 1998.
(4) Incorporated by Reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 1998.
(5) Incorporated by Reference to Post-Effective Amendment No. 16 to this Registration Statement filed April 1999.
(6) Incorporated by Reference to Post-Effective Amendment No. 17 to this Registration Statement filed March 2000.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

     Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island ("Independence") and American Benefit Life Insurance Company, a stock life insurance company organized under the laws of New York. As described below, Keyport, Liberty Life, Independence and American Benefit are under common control. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life, Independence and American Benefit with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence, American Benefit and their respective separate accounts directly control the Registrant. In addition, shares of Stein Roe Special Venture Fund, Variable Series currently are sold to certain separate accounts of four insurance companies not affiliated with Keyport, and shares of any of the Funds may in the future be sold to separate accounts of other unaffiliated insurance companies.

     Liberty Funds Distributor, Inc. the Trust's principal underwriter, Stein Roe & Farnham Incorporated, the Trust's investment manager ("Stein Roe"), Keyport, Independence are and American Benefit each wholly owned indirect subsidiaries of Liberty Financial Companies, Inc. ("LFC"), Boston, Massachusetts. As of December 31, 1999, Liberty Mutual Insurance Company ("LMIC"), Boston, Massachusetts, owned, indirectly, approximately 71.48% of the combined voting power of the outstanding voting stock LFC (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of LMIC.

ITEM 25.  INDEMNIFICATION

     Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit a), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

     Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     To the extent required under the 1940 Act,

          (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

         (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

        (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advance, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article Tenth also provides that its indemnification provisions are not exclusive.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Registrant, its trustees and officers, its investment adviser, the other investment companies advised by Stein Roe, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

     In addition, Stein Roe maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any error, omission, or breach of any duty owed to the Trust or the Fund by the investment advisor.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Stein Roe is a direct wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn, is a direct wholly owned subsidiary of LFC. LFC, as stated in Item 24 above, is an indirect majority owned subsidiary of LMIC. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to the Registrant, it also acts as investment adviser to other no-load companies having different investment policies.

     For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the Statement of Additional Information (Part B) entitled "Investment Advisory Services. "

     Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors or trustees of the Registrant or other investment companies managed by Stein Roe.

ITEM 27.  PRINCIPAL UNDERWRITERS

     Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith          Vice President                None
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rick              Senior Vice President         None
Bartlett, John            Managing Director             None
Blakeslee, James          Senior Vice President         None
Blumenfeld, Alex          Vice President                None
Bozek, James              Senior Vice President         None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Clapp, Elizabeth A.       Managing Director             None
Conlin, Nancy L.          Director; Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian H.       Vice President                None
Devaney, James            Senior Vice President         None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Dupree, Robert            Vice President                None
Emerson, Kim P.           Senior Vice President         None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Managing Director             None
Fifield, Robert           Vice President                None
Gariepy, Tom              Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director; Chairman of Board   None
Goldberg, Matthew         Senior Vice President         None
Gupta, Neeti              Vice President                None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
Martin, John              Senior Vice President         None
Martin, Peter             Vice President                None
McCombs, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Senior Vice President         None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morse, Jonathan           Vice President                None
Nickodemus, Paul          Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Place, Jeffrey            Managing Director             None
Powell, Douglas           Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Raftery-Arpino, Linda     Senior Vice President         None
Ratto, Gregory            Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Santosuosso, Louise       Senior Vice President         None
Schulman, David           Senior Vice President         None
Shea, Terence             Vice President                None
Sideropoulos, Lou         Vice President                None
Sinatra, Peter            Vice President                None
Smith, Darren             Vice President                None
Soester, Trisha           Vice President                None
Studer, Eric              Vice President                None
Sweeney, Maureen          Vice President                None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
VanEtten, Keith H.        Senior Vice President         None
Wess, Valerie             Senior Vice President         None
Young, Deborah            Vice President                None
---------
* The address of Ms. Riegel is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's Secretary, Kevin M. Carome;
Stein Roe & Farnham Incorporated, Registrant's investment adviser and administrator; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; and Registrant's custodian, State Street Bank and Trust Company. The address of the Registrant, the Secretary, the transfer agent, and the underwriter is One Financial Center Boston, MA 02210-2214; the address of Stein Roe & Farnham Incorporated is One South Wacker Drive, Chicago, IL 60606; and the address of State Street Bank and Trust Company is 225 Franklin Street, Boston, MA 02110.

ITEM 29.  MANAGEMENT SERVICES

     Pursuant to an Administration Agreement with the Registrant on behalf of all the Funds dated as of January 3, 1995, Stein Roe provides each of the Funds with administrative services.
These services include the provision of office space and equipment and facilities in connection with the maintenance of the Registrant's headquarters, preparation and filing of required reports, arrangements for meetings, maintenance of the Registrant's corporate books and records, communication with shareholders, and oversight of custodial, accounting and other services provided to the Funds by others. Stein Roe pays all compensation of the Registrant's trustees, officers and employees who are employees of Stein Roe. Stein Roe may, in its discretion, arrange for such services to be provided by LFC or any of its subsidiaries.

     Under separate agreements, Stein Roe also acts as the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder account records and for pricing and bookkeeping services.

ITEM 30.  UNDERTAKINGS

     None.

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois, on the 20th day of April, 2000.

                               STEINROE VARIABLE INVESTMENT TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            April 20, 2000
Stephen E. Gibson
Principal Executive Officer

TIMOTHY J. JACOBY           Senior Vice-         April 20, 2000
Timothy J. Jacoby           President
Principal Financial Officer

GAIL D. KNUDSEN             Controller           April 20, 2000
Gail D. Knudsen
Principal Accounting Officer

JOHN A. BACON JR.           Trustee              April 20, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee              April 20, 2000
William W. Boyd

LINDSAY COOK                Trustee              April 20, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee              April 20, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee              April 20, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee              April 20, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee              April 20, 2000
Thomas C. Theobald

                             EXHIBIT LIST

Exhibit    Description
-------    ----------------------------------------------
(j)(1)     Consent of PricewaterhouseCoopers LLP

(j)(2)     Consent of KPMG LLP